Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust
Entity Central Index Key	0001209466
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000008290 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg MVP Multi-factor ETF
Class Name	Invesco Bloomberg MVP Multi-factor ETF
Trading Symbol	BMVP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Bloomberg MVP Multi-factor ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg MVP Multi-factor ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's multi-factor security selection and equal weighting methodology led it to be underweight mega-capitalization information technology and communication services securities, creating a performance headwind relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg MVP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 10.44%, differed from the return of the Index, 10.79%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities and real estate sectors, respectively.
Positions | Targa Resources Corp., an energy company (no longer held at fiscal year-end), and Entergy Corp., a utilities company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Materials sector.
Positions | Elevance Health, Inc., a health care company (no longer held at fiscal year-end), and Raymond James Financial, Inc., a financials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg MVP Multi-factor ETF — NAV Return	10.44%	12.60%	8.10%
Blended - Invesco Bloomberg MVP Multi-Factor Benchmark	10.79%	13.09%	8.72%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg MVP Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 109,074,816
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 301,388
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$109,074,816
Total number of portfolio holdings	58
Total advisory fees paid	$301,388
Portfolio turnover rate	154%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Vistra Corp.	2.08%
Kroger Co. (The)	2.01%
TJX Cos., Inc. (The)	1.99%
Quest Diagnostics, Inc.	1.98%
Cencora, Inc.	1.98%
Republic Services, Inc.	1.95%
Cardinal Health, Inc.	1.93%
Waste Management, Inc.	1.90%
Motorola Solutions, Inc.	1.89%
Kellanova	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vistra Corp.	2.08%
Kroger Co. (The)	2.01%
TJX Cos., Inc. (The)	1.99%
Quest Diagnostics, Inc.	1.98%
Cencora, Inc.	1.98%
Republic Services, Inc.	1.95%
Cardinal Health, Inc.	1.93%
Waste Management, Inc.	1.90%
Motorola Solutions, Inc.	1.89%
Kellanova	1.89%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on August 28, 2023.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on August 28, 2023.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000008291 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Momentum ETF
Class Name	Invesco S&P SmallCap Momentum ETF
Trading Symbol	XSMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Momentum ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. small cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's focus on momentum securities, or those with relatively stronger price returns over a trailing twelve-month period, was a notable driver of its relative outperformance versus the S&P SmallCap 600® Index during the period as investors continued to favor the momentum factor.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.11%, differed from the return of the Index, 8.51%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Consumer discretionary sector, followed by the health care and financials sectors, respectively.
Positions | Mueller Industries, Inc., an industrials company (no longer held at fiscal year-end), and Stride, Inc., a consumer discretionary company.
What detracted from performance?
Sector Allocations | Real estate sector, followed by the materials and energy sectors, respectively.
Positions | Alpha Metallurgical Resources, Inc., a materials company (no longer held at fiscal year-end), and Innovative Industrial Properties Inc., a real estate company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Momentum ETF — NAV Return	8.11%	14.66%	10.14%
Blended - S&P SmallCap 600® Momentum Index	8.51%	15.12%	10.43%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P SmallCap 600® Index	-1.93%	11.42%	7.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Momentum Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,385,545,122
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 3,248,566
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,385,545,122
Total number of portfolio holdings	120
Total advisory fees paid	$3,248,566
Portfolio turnover rate	115%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Corcept Therapeutics, Inc.	3.06%
Brinker International, Inc.	2.72%
ADMA Biologics, Inc.	2.33%
Mr. Cooper Group, Inc.	2.10%
Stride, Inc.	2.07%
ACI Worldwide, Inc.	1.96%
Armstrong World Industries, Inc.	1.91%
Jackson Financial, Inc., Class A	1.86%
Group 1 Automotive, Inc.	1.77%
InterDigital, Inc.	1.75%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Corcept Therapeutics, Inc.	3.06%
Brinker International, Inc.	2.72%
ADMA Biologics, Inc.	2.33%
Mr. Cooper Group, Inc.	2.10%
Stride, Inc.	2.07%
ACI Worldwide, Inc.	1.96%
Armstrong World Industries, Inc.	1.91%
Jackson Financial, Inc., Class A	1.86%
Group 1 Automotive, Inc.	1.77%
InterDigital, Inc.	1.75%
* Excluding money market fund holdings, if any.

C000008292 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Value with Momentum ETF
Class Name	Invesco S&P SmallCap Value with Momentum ETF
Trading Symbol	XSVM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Value with Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Value with Momentum ETF	$35	0.36%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. small cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund underperformed the S&P SmallCap 600® Index due to its focus on value securities, which underperformed U.S. small cap equities during the period. Poor security selection results in the consumer discretionary, materials, and industrials sectors were also notable drivers of relative underperformance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® High Momentum Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -8.07%, differed from the return of the Index, -7.70%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the communication services and consumer staples sectors, respectively.
Positions | StoneX Group Inc., a financials company, and Telephone and Data Systems, Inc., a communication services company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the energy and materials sectors, respectively.
Positions | Par Pacific Holdings, Inc., an energy company (no longer held at fiscal year-end), and Caleres, Inc., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Value with Momentum ETF — NAV Return	-8.07%	17.94%	8.60%
Blended - S&P SmallCap 600® High Momentum Value Index	-7.70%	18.40%	8.96%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P SmallCap 600® Index	-1.93%	11.42%	7.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® High Momentum Value Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 573,223,772
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 2,225,771
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$573,223,772
Total number of portfolio holdings	121
Total advisory fees paid	$2,225,771
Portfolio turnover rate	87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
StoneX Group, Inc.	2.17%
EZCORP, Inc., Class A	1.92%
World Kinect Corp.	1.88%
Fresh Del Monte Produce, Inc.	1.53%
Lincoln National Corp.	1.53%
Sonic Automotive, Inc., Class A	1.51%
Universal Corp.	1.48%
Group 1 Automotive, Inc.	1.40%
Select Medical Holdings Corp.	1.34%
SiriusPoint Ltd.	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
StoneX Group, Inc.	2.17%
EZCORP, Inc., Class A	1.92%
World Kinect Corp.	1.88%
Fresh Del Monte Produce, Inc.	1.53%
Lincoln National Corp.	1.53%
Sonic Automotive, Inc., Class A	1.51%
Universal Corp.	1.48%
Group 1 Automotive, Inc.	1.40%
Select Medical Holdings Corp.	1.34%
SiriusPoint Ltd.	1.32%
* Excluding money market fund holdings, if any.

C000008293 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Biotechnology & Genome ETF
Class Name	Invesco Biotechnology & Genome ETF
Trading Symbol	PBE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Biotechnology & Genome ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Biotechnology & Genome ETF	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, the health care sector underperformed the broader stock market. In addition to the Fund's focus on health care stocks, its multi-factor methodology created a performance headwind compared to the S&P Composite 1500® Biotechnolgy Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Biotech & Genome Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.51%, differed from the return of the Index, 3.02%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Biotechnology sub-industry, followed by the health care services sub-industry.
Positions | TG Therapeutics, Inc., a biotechnology company, and Gilead Sciences, Inc., a biotechnology company.
What detracted from performance?
Sub-Industry Allocations | Life sciences tools & services sub-industry, followed by the pharmaceuticals sub-industry.
Positions | Biogen Inc., a biotechnology company, and Myriad Genetics, Inc., a biotechnology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Biotechnology & Genome ETF — NAV Return	2.51%	3.26%	1.87%
Dynamic Biotech & Genome Intellidex® Index	3.02%	3.85%	2.19%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Biotechnology Index	11.03%	7.73%	6.28%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Biotechnology Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 221,283,667
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,272,494
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$221,283,667
Total number of portfolio holdings	33
Total advisory fees paid	$1,272,494
Portfolio turnover rate	94%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Natera, Inc.	5.18%
Gilead Sciences, Inc.	5.11%
Neurocrine Biosciences, Inc.	4.97%
Amgen, Inc.	4.93%
TG Therapeutics, Inc.	4.55%
United Therapeutics Corp.	4.54%
Biogen, Inc.	4.52%
Regeneron Pharmaceuticals, Inc.	4.43%
Illumina, Inc.	4.34%
Protagonist Therapeutics, Inc.	3.81%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Natera, Inc.	5.18%
Gilead Sciences, Inc.	5.11%
Neurocrine Biosciences, Inc.	4.97%
Amgen, Inc.	4.93%
TG Therapeutics, Inc.	4.55%
United Therapeutics Corp.	4.54%
Biogen, Inc.	4.52%
Regeneron Pharmaceuticals, Inc.	4.43%
Illumina, Inc.	4.34%
Protagonist Therapeutics, Inc.	3.81%
* Excluding money market fund holdings, if any.

C000008294 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Food & Beverage ETF
Class Name	Invesco Food & Beverage ETF
Trading Symbol	PBJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Food & Beverage ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Food & Beverage ETF	$61	0.61%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, the consumer staples sector underperformed the broader stock market. In addition to the Fund's focus on consumer staples stocks, its multi-factor methodology led to an overweight in restaurants, which created a performance headwind compared to the S&P Composite 1500® Food Beverage & Tobacco Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Food & Beverage Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 0.66%, differed from the return of the Index, 1.32%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Food retail sub-industry, followed by the soft drinks & non-alcoholic beverages and packaged foods & meats sub-industries, respectively.
Positions | Sprouts Farmers Market, Inc., a food retail company, and Pilgrim's Pride Corp., a packaged food & meats company.
What detracted from performance?
Sub-Industry Allocations | Restaurants sub-industry, followed by the distillers & vintners and agricultural products & services sub-industries, respectively.
Positions | Constellation Brands, Inc., Class A, a distillers & vintners company (no longer held at fiscal year-end), and Shake Shack, Inc., Class A, a restaurants company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Food & Beverage ETF — NAV Return	0.66%	10.84%	5.57%
Dynamic Food & Beverage Intellidex® Index	1.32%	11.51%	6.22%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Food Beverage & Tobacco Index	10.39%	10.10%	7.71%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Food Beverage & Tobacco Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 101,566,340
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 546,797
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$101,566,340
Total number of portfolio holdings	33
Total advisory fees paid	$546,797
Portfolio turnover rate	139%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Monster Beverage Corp.	5.71%
Kroger Co. (The)	5.46%
Coca-Cola Co. (The)	5.03%
DoorDash, Inc., Class A	5.00%
Keurig Dr Pepper, Inc.	4.91%
Corteva, Inc.	4.88%
Sysco Corp.	4.75%
General Mills, Inc.	4.56%
Natural Grocers by Vitamin Cottage, Inc.	3.22%
Sprouts Farmers Market, Inc.	3.19%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monster Beverage Corp.	5.71%
Kroger Co. (The)	5.46%
Coca-Cola Co. (The)	5.03%
DoorDash, Inc., Class A	5.00%
Keurig Dr Pepper, Inc.	4.91%
Corteva, Inc.	4.88%
Sysco Corp.	4.75%
General Mills, Inc.	4.56%
Natural Grocers by Vitamin Cottage, Inc.	3.22%
Sprouts Farmers Market, Inc.	3.19%
* Excluding money market fund holdings, if any.

C000008295 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Leisure and Entertainment ETF
Class Name	Invesco Leisure and Entertainment ETF
Trading Symbol	PEJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Leisure and Entertainment ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Leisure and Entertainment ETF	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, the consumer discretionary sector underperformed the broader stock market. Despite the Fund's focus on consumer discretionary stocks, its multi-factor methodology led to an overweight in movies & entertainment, which performed well relative to other leisure sub-industries in the S&P Composite 1500® Hotels Restaurants & Leisure Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Leisure & Entertainment Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.91%, differed from the return of the Index, 9.51%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Movies & entertainment sub-industry, followed by the hotels, resorts & cruise lines and broadcasting sub-industries, respectively.
Positions | Brinker International, Inc., a restaurants company, and Royal Caribbean Group Ltd., a hotels, resorts & cruise lines company.
What detracted from performance?
Sub-Industry Allocations | Interactive media & services sub-industry, followed by the passenger airlines sub-industry.
Positions | TripAdvisor, Inc., an interactive media & services company (no longer held at fiscal year-end), and Norwegian Cruise Line Holdings Ltd., a hotels, resorts & cruise lines company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Leisure and Entertainment ETF — NAV Return	8.91%	12.49%	3.40%
Dynamic Leisure & Entertainment Intellidex® Index	9.51%	12.97%	4.00%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Hotels Restaurants & Leisure Index	8.32%	14.46%	11.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Hotels Restaurants & Leisure Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 313,594,104
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,341,006
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$313,594,104
Total number of portfolio holdings	33
Total advisory fees paid	$1,341,006
Portfolio turnover rate	157%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
DoorDash, Inc., Class A	5.73%
Sysco Corp.	5.45%
Royal Caribbean Cruises Ltd.	5.14%
Hilton Worldwide Holdings, Inc.	4.97%
Warner Bros. Discovery, Inc.	4.61%
Carnival Corp.	4.39%
United Airlines Holdings, Inc.	4.05%
Delta Air Lines, Inc.	3.83%
Sportradar Group AG	3.49%
Super Group (SGHC) Ltd.	3.34%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
DoorDash, Inc., Class A	5.73%
Sysco Corp.	5.45%
Royal Caribbean Cruises Ltd.	5.14%
Hilton Worldwide Holdings, Inc.	4.97%
Warner Bros. Discovery, Inc.	4.61%
Carnival Corp.	4.39%
United Airlines Holdings, Inc.	4.05%
Delta Air Lines, Inc.	3.83%
Sportradar Group AG	3.49%
Super Group (SGHC) Ltd.	3.34%
* Excluding money market fund holdings, if any.

C000008296 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Next Gen Media and Gaming ETF
Class Name	Invesco Next Gen Media and Gaming ETF
Trading Symbol	GGME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Next Gen Media and Gaming ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Next Gen Media and Gaming ETF	$70	0.62%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy, whereas global equities performed better toward the end of the fiscal year. During the period, movies & entertainment outperformed the broader stock market. In addition to the Fund's focus on media- and gaming-related industries, its thematic media methodology created a performance tailwind compared to the S&P Composite 1500® Media Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Media Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 24.72%, differed from the return of the Index, 25.43%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Movies & entertainment sub-industry, followed by the interactive home entertainment and technology hardware storage & peripherals sub-industries, respectively.
Positions | Netflix, Inc., a movies & entertainment company, and Spotify Technology S.A., a movies & entertainment company.
What detracted from performance?
Sub-Industry Allocations | Advertising sub-industry, followed by the consumer electronics sub-industry.
Positions | Advanced Micro Devices, Inc., a semiconductors company, and Adobe Inc., an application software company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Next Gen Media and Gaming ETF — NAV Return	24.72%	13.95%	7.48%
Blended - Invesco Next Gen Media and Gaming Benchmark	25.43%	14.22%	7.96%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P Composite 1500® Media Index	3.70%	0.93%	2.41%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Media Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 124,350,349
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 230,167
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$124,350,349
Total number of portfolio holdings	87
Total advisory fees paid	$230,167
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Netflix, Inc.	9.86%
Apple, Inc.	7.87%
QUALCOMM, Inc.	7.41%
NVIDIA Corp.	7.31%
Meta Platforms, Inc., Class A	7.21%
Nintendo Co. Ltd.	5.27%
Spotify Technology S.A.	4.84%
Adobe, Inc.	4.33%
Advanced Micro Devices, Inc.	4.33%
MediaTek, Inc.	3.98%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Netflix, Inc.	9.86%
Apple, Inc.	7.87%
QUALCOMM, Inc.	7.41%
NVIDIA Corp.	7.31%
Meta Platforms, Inc., Class A	7.21%
Nintendo Co. Ltd.	5.27%
Spotify Technology S.A.	4.84%
Adobe, Inc.	4.33%
Advanced Micro Devices, Inc.	4.33%
MediaTek, Inc.	3.98%
* Excluding money market fund holdings, if any.

C000008297 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Next Gen Connectivity ETF
Class Name	Invesco Next Gen Connectivity ETF
Trading Symbol	KNCT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Next Gen Connectivity ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Next Gen Connectivity ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy, whereas global equities performed better toward the end of the fiscal year. During the period, connectivity-related industries outperformed the broader stock market. In addition to the Fund's focus on connectivity-related industries, its thematic emerging connectivity methodology created a performance headwind compared to the S&P Composite 1500® Communications Equipment Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Connectivity Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 17.19%, differed from the return of the Index, 17.26%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sub-Industry Allocations | Integrated telecommunication services sub-industry, followed by the semiconductors and communications equipment sub-industries, respectively.
Positions | Broadcom, Inc., a semiconductors company, and Apple, Inc., a technology hardware storage & peripherals company.
What detracted from performance?
Sub-Industry Allocations | Internet services & infrastructure sub-industry, followed by the application software sub-industry.
Positions | Samsung Electronics Co., Ltd., a technology hardware storage & peripherals company, and Intel Corp., a semiconductors company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Next Gen Connectivity ETF — NAV Return	17.19%	13.48%	11.78%
Blended - Invesco Next Gen Connectivity Benchmark	17.26%	13.64%	12.09%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P Composite 1500® Communications Equipment Index	27.52%	14.14%	11.45%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Communications Equipment Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 30,883,953
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 155,905
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$30,883,953
Total number of portfolio holdings	103
Total advisory fees paid	$155,905
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.95%
Broadcom, Inc.	7.89%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.59%
AT&T, Inc.	4.23%
Cisco Systems, Inc.	4.14%
Verizon Communications, Inc.	3.99%
QUALCOMM, Inc.	3.56%
Samsung Electronics Co. Ltd.	2.69%
Palo Alto Networks, Inc.	2.67%
T-Mobile US, Inc.	2.49%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	7.95%
Broadcom, Inc.	7.89%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.59%
AT&T, Inc.	4.23%
Cisco Systems, Inc.	4.14%
Verizon Communications, Inc.	3.99%
QUALCOMM, Inc.	3.56%
Samsung Electronics Co. Ltd.	2.69%
Palo Alto Networks, Inc.	2.67%
T-Mobile US, Inc.	2.49%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on August 28, 2023.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on August 28, 2023.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000008298 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pharmaceuticals ETF
Class Name	Invesco Pharmaceuticals ETF
Trading Symbol	PJP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Pharmaceuticals ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pharmaceuticals ETF	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, the health care sector underperformed the broader stock market. Despite the Fund's focus on health care stocks, its multi-factor methodology led to an overweight in health care equipment, which created a performance tailwind compared to the S&P Composite 1500® Pharmaceuticals Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Pharmaceutical Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.45%, differed from the return of the Index, 8.06%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Pharmaceuticals sub-industry followed by the biotechnology sub-industry.
Positions | Corcept Therapeutics, Inc., a pharmaceuticals company, and Ligand Pharmaceuticals, Inc., a pharmaceuticals company.
What detracted from performance?
Sub-Industry Allocations | No sub-industries detracted from the Fund's performance during the period.
Positions | Merck & Co., Inc., a pharmaceuticals company, and Biogen, Inc., a biotechnology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pharmaceuticals ETF — NAV Return	7.45%	6.59%	2.39%
Dynamic Pharmaceutical Intellidex® Index	8.06%	7.15%	2.93%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Pharmaceuticals Index	3.40%	10.64%	8.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Pharmaceuticals Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 243,737,940
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,358,978
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$243,737,940
Total number of portfolio holdings	35
Total advisory fees paid	$1,358,978
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	5.30%
Abbott Laboratories	5.12%
AbbVie, Inc.	5.08%
Gilead Sciences, Inc.	5.08%
Johnson & Johnson	5.00%
Merck & Co., Inc.	4.96%
Amgen, Inc.	4.90%
Pfizer, Inc.	4.85%
ANI Pharmaceuticals, Inc.	3.77%
Tarsus Pharmaceuticals, Inc.	3.65%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	5.30%
Abbott Laboratories	5.12%
AbbVie, Inc.	5.08%
Gilead Sciences, Inc.	5.08%
Johnson & Johnson	5.00%
Merck & Co., Inc.	4.96%
Amgen, Inc.	4.90%
Pfizer, Inc.	4.85%
ANI Pharmaceuticals, Inc.	3.77%
Tarsus Pharmaceuticals, Inc.	3.65%
* Excluding money market fund holdings, if any.

C000008299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Semiconductors ETF
Class Name	Invesco Semiconductors ETF
Trading Symbol	PSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Semiconductors ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Semiconductors ETF	$52	0.56%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, semiconductors underperformed the broader stock market. In addition to the Fund's focus on semiconductor stocks, its multi-factor methodology created a performance headwind compared to the S&P Composite 1500® Semiconductor Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Semiconductor Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -13.95%, differed from the return of the Index, -13.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Electronic manufacturing services sub-industry.
Positions | Astera Labs, Inc. (no longer held at fiscal year-end), a semiconductors company, and Broadcom, Inc., a semiconductors company.
What detracted from performance?
Sub-Industry Allocations | Semiconductor materials & equipment sub-industry followed by the semiconductors sub-industry.
Positions | Ichor Holdings Ltd., a semiconductor materials & equipment company, and Texas Instruments, Inc., a semiconductors company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Semiconductors ETF — NAV Return	-13.95%	17.25%	18.59%
Dynamic Semiconductor Intellidex® Index	-13.50%	17.90%	19.32%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P Composite 1500® Semiconductor Index	14.00%	33.96%	26.65%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Semiconductor Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 574,820,457
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 3,800,130
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$574,820,457
Total number of portfolio holdings	33
Total advisory fees paid	$3,800,130
Portfolio turnover rate	78%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
KLA Corp.	5.84%
Broadcom, Inc.	5.73%
QUALCOMM, Inc.	5.55%
Applied Materials, Inc.	5.49%
Lam Research Corp.	5.38%
NVIDIA Corp.	5.19%
Analog Devices, Inc.	4.99%
Texas Instruments, Inc.	4.82%
SiTime Corp.	3.01%
Monolithic Power Systems, Inc.	3.00%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
KLA Corp.	5.84%
Broadcom, Inc.	5.73%
QUALCOMM, Inc.	5.55%
Applied Materials, Inc.	5.49%
Lam Research Corp.	5.38%
NVIDIA Corp.	5.19%
Analog Devices, Inc.	4.99%
Texas Instruments, Inc.	4.82%
SiTime Corp.	3.01%
Monolithic Power Systems, Inc.	3.00%
* Excluding money market fund holdings, if any.

C000008300 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AI and Next Gen Software ETF
Class Name	Invesco AI and Next Gen Software ETF
Trading Symbol	IGPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco AI and Next Gen Software ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AI and Next Gen Software ETF	$55	0.56%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy, whereas global equities performed better toward the end of the fiscal year. During the period, AI- and software-related industries underperformed the broader stock market. In addition to the Fund's focus on AI- and software-related industries, its thematic AI methodology created a performance headwind compared to the S&P Composite 1500® Software & Services Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Software Development Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -2.88%, differed from the return of the Index, -2.51%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Interactive media & services sub-industry, followed by the health care equipment and application software sub-industries, respectively.
Positions | NVIDIA Corp., a semiconductors company, and Meta Platforms Inc., Class A, an interactive media & services company.
What detracted from performance?
Sub-Industry Allocations | Semiconductors sub-industry, followed by the technology hardware storage & peripherals and electronic equipment & instruments sub-industries, respectively.
Positions | Advanced Micro Devices, Inc., a semiconductors company, and Intel Corp., a semiconductors company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AI and Next Gen Software ETF — NAV Return	-2.88%	5.93%	12.03%
Blended - Invesco AI and Next Gen Software Benchmark	-2.51%	6.22%	12.55%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P Composite 1500® Software & Services Index	10.06%	15.18%	18.04%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Software & Services Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 382,043,613
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,948,987
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$382,043,613
Total number of portfolio holdings	101
Total advisory fees paid	$1,948,987
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.92%
NVIDIA Corp.	7.65%
Meta Platforms, Inc., Class A	7.54%
Intuitive Surgical, Inc.	6.93%
Adobe, Inc.	6.25%
Advanced Micro Devices, Inc.	5.97%
QUALCOMM, Inc.	4.46%
MicroStrategy, Inc., Class A	3.48%
Keyence Corp.	3.33%
Micron Technology, Inc.	3.28%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	7.92%
NVIDIA Corp.	7.65%
Meta Platforms, Inc., Class A	7.54%
Intuitive Surgical, Inc.	6.93%
Adobe, Inc.	6.25%
Advanced Micro Devices, Inc.	5.97%
QUALCOMM, Inc.	4.46%
MicroStrategy, Inc., Class A	3.48%
Keyence Corp.	3.33%
Micron Technology, Inc.	3.28%
* Excluding money market fund holdings, if any.

C000008303 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Dividend AchieversTM ETF
Class Name	Invesco International Dividend AchieversTM ETF
Trading Symbol	PID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Dividend AchieversTM ETF	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, international equities showed relatively weak performance until mounting concerns over U.S. global trade and tariff policy led to relative outperformance near the end of the period. Strong security selection results in the energy and materials sectors were supportive to the Fund's relative outperformance versus the MSCI EAFE® Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq International Dividend AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.85%, differed from the return of the Index, 14.60%, primarily due to positive differences in the tax withholding treatment of dividends between the Fund and the Index and the effect of a corporate action, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities and energy sectors, respectively.
Positions | British American Tobacco PLC, ADR, a consumer staples company, and TC Energy Corp., an energy company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the communication services sector.
Positions | BCE, Inc., a communication services company, and Magna International, Inc., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Dividend AchieversTM ETF — NAV Return	14.85%	14.22%	4.52%
Nasdaq International Dividend Achievers™ Index (Net)	14.60%	14.10%	4.55%
MSCI EAFE® Index (Net)	12.57%	11.37%	5.45%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Nasdaq International Dividend Achievers™ Index (Net) to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 826,703,193
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 3,398,962
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$826,703,193
Total number of portfolio holdings	51
Total advisory fees paid	$3,398,962
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
British American Tobacco PLC, ADR	4.35%
Enbridge, Inc.	4.21%
PT Telkom Indonesia (Persero) Tbk, ADR	4.18%
National Grid PLC, ADR	4.12%
PLDT, Inc., ADR	4.00%
Brookfield Renewable Partners L.P.	3.98%
TC Energy Corp.	3.91%
TELUS Corp.	3.86%
BCE, Inc.	3.74%
Canadian Natural Resources Ltd.	3.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
British American Tobacco PLC, ADR	4.35%
Enbridge, Inc.	4.21%
PT Telkom Indonesia (Persero) Tbk, ADR	4.18%
National Grid PLC, ADR	4.12%
PLDT, Inc., ADR	4.00%
Brookfield Renewable Partners L.P.	3.98%
TC Energy Corp.	3.91%
TELUS Corp.	3.86%
BCE, Inc.	3.74%
Canadian Natural Resources Ltd.	3.46%
* Excluding money market fund holdings, if any.

C000008304 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend AchieversTM ETF
Class Name	Invesco Dividend AchieversTM ETF
Trading Symbol	PFM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend AchieversTM ETF	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund outperformed the Russell 3000® Value Index primarily due to strong security selection results in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US Broad Dividend AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 12.08%, differed from the return of the Index, 12.66%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the information technology and consumer staples sectors, respectively.
Positions | Broadcom, Inc., an information technology company, and Walmart, Inc., a consumer staples company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials sector.
Positions | Merck & Co., Inc., a health care company, and PepsiCo, Inc., a consumer staples company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend AchieversTM ETF — NAV Return	12.08%	12.67%	9.99%
Nasdaq US Broad Dividend Achievers™ Index	12.66%	13.26%	10.56%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 3000® Value Index	8.11%	12.96%	8.22%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Nasdaq US Broad Dividend Achievers™ Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 673,575,388
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 2,757,665
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$673,575,388
Total number of portfolio holdings	434
Total advisory fees paid	$2,757,665
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.22%
Broadcom, Inc.	3.90%
Apple, Inc.	3.73%
Eli Lilly and Co.	3.69%
Walmart, Inc.	3.38%
JPMorgan Chase & Co.	2.96%
Visa, Inc., Class A	2.58%
Mastercard, Inc., Class A	2.15%
Exxon Mobil Corp.	1.98%
Costco Wholesale Corp.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	4.22%
Broadcom, Inc.	3.90%
Apple, Inc.	3.73%
Eli Lilly and Co.	3.69%
Walmart, Inc.	3.38%
JPMorgan Chase & Co.	2.96%
Visa, Inc., Class A	2.58%
Mastercard, Inc., Class A	2.15%
Exxon Mobil Corp.	1.98%
Costco Wholesale Corp.	1.91%
* Excluding money market fund holdings, if any.

C000008306 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Aerospace & Defense ETF
Class Name	Invesco Aerospace & Defense ETF
Trading Symbol	PPA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Aerospace & Defense ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Aerospace & Defense ETF	$64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, aerospace- and defense-related businesses outperformed the broader stock market. In addition to the Fund's focus on aerospace- and defense-related stocks, its higher allocation to the information technology sector created a performance tailwind compared to the S&P Composite 1500® Aerospace & Defense Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the SPADE® Defense Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 21.03%, differed from the return of the Index, 21.75%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Aerospace & defense industry, followed by the software and electronic equipment instruments & components industries, respectively.
Positions | Howmet Aerospace, Inc., an aerospace & defense company, and Palantir Technologies, Inc., Class A, a software company.
What detracted from performance?
Industry Allocations | Electrical equipment industry, followed by the metals & mining and communications equipment industries, respectively.
Positions | Huntington Ingalls Industries, Inc., an aerospace & defense company, and Textron, Inc., an aerospace & defense company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Aerospace & Defense ETF — NAV Return	21.03%	18.52%	14.15%
SPADE® Defense Index	21.75%	19.14%	14.78%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Aerospace & Defense Index	18.93%	15.93%	12.28%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Aerospace & Defense Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 4,714,898,094
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 20,768,209
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$4,714,898,094
Total number of portfolio holdings	59
Total advisory fees paid	$20,768,209
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Lockheed Martin Corp.	7.97%
Boeing Co. (The)	7.55%
General Electric Co.	7.24%
RTX Corp.	6.99%
Northrop Grumman Corp.	5.27%
General Dynamics Corp.	4.61%
Honeywell International, Inc.	4.36%
Howmet Aerospace, Inc.	4.09%
L3Harris Technologies, Inc.	4.09%
TransDigm Group, Inc.	4.06%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Lockheed Martin Corp.	7.97%
Boeing Co. (The)	7.55%
General Electric Co.	7.24%
RTX Corp.	6.99%
Northrop Grumman Corp.	5.27%
General Dynamics Corp.	4.61%
Honeywell International, Inc.	4.36%
Howmet Aerospace, Inc.	4.09%
L3Harris Technologies, Inc.	4.09%
TransDigm Group, Inc.	4.06%
* Excluding money market fund holdings, if any.

C000008307 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Building & Construction ETF
Class Name	Invesco Building & Construction ETF
Trading Symbol	PKB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Building & Construction ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Building & Construction ETF	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, the materials sector underperformed the broader stock market. In addition to the Fund's focus on materials, its multi-factor methodology led to an overweight in homebuilding stocks, which created a performance headwind compared to the S&P Composite 1500® Construction & Engineering Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Building & Construction Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.85%, differed from the return of the Index, 2.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Construction & engineering sub-industry, followed by the construction materials and office services & supplies sub-industries, respectively.
Positions | Argan, Inc., a construction & engineering company, and United States Lime & Minerals, Inc., a construction materials company.
What detracted from performance?
Sub-Industry Allocations | Building products sub-industry, followed by the homebuilding and home improvement retail sub-industries, respectively.
Positions | IES Holdings, Inc., a construction & engineering company (no longer held at fiscal year-end), and EMCOR Group, Inc., a construction & engineering company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Building & Construction ETF — NAV Return	1.85%	22.57%	12.19%
Dynamic Building & Construction Intellidex® Index	2.50%	23.30%	12.90%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Construction & Engineering Index	13.11%	34.30%	16.24%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Construction & Engineering Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 205,158,638
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,714,800
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$205,158,638
Total number of portfolio holdings	33
Total advisory fees paid	$1,714,800
Portfolio turnover rate	151%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Trane Technologies PLC	5.58%
Martin Marietta Materials, Inc.	5.42%
Vulcan Materials Co.	5.33%
EMCOR Group, Inc.	5.11%
Johnson Controls International PLC	5.08%
CRH PLC	4.83%
Lowe's Cos., Inc.	4.68%
Home Depot, Inc. (The)	4.65%
Sterling Infrastructure, Inc.	3.57%
Argan, Inc.	3.38%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Trane Technologies PLC	5.58%
Martin Marietta Materials, Inc.	5.42%
Vulcan Materials Co.	5.33%
EMCOR Group, Inc.	5.11%
Johnson Controls International PLC	5.08%
CRH PLC	4.83%
Lowe's Cos., Inc.	4.68%
Home Depot, Inc. (The)	4.65%
Sterling Infrastructure, Inc.	3.57%
Argan, Inc.	3.38%
* Excluding money market fund holdings, if any.

C000008308 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Exploration & Production ETF
Class Name	Invesco Energy Exploration & Production ETF
Trading Symbol	PXE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Exploration & Production ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Exploration & Production ETF	$53	0.61%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, the energy sector underperformed the broader stock market. In addition to the Fund's focus on energy stocks, its multi-factor methodology led to an overweight in oil & gas refining, which created a performance headwind compared to the S&P Composite 1500® Oil & Gas Exploration & Production Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Energy Exploration & Production Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -27.01%, differed from the return of the Index, -26.58%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Gas utilities sub-industry.
Positions | National Fuel Gas Co., a gas utilities company, and CNX Resources Corp., an oil & gas exploration & production company.
What detracted from performance?
Sub-Industry Allocations | Oil & gas exploration & production sub-industry, followed by the oil & gas refining & marketing and integrated oil & gas sub-industries, respectively.
Positions | Devon Energy Corp., an oil & gas exploration & production company, and Vital Energy, Inc., an oil & gas exploration & production company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Exploration & Production ETF — NAV Return	-27.01%	23.03%	0.40%
Dynamic Energy Exploration & Production Intellidex® Index	-26.58%	23.77%	0.93%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Oil & Gas Exploration & Production Index	-18.62%	24.37%	1.09%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Oil & Gas Exploration & Production Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 71,299,950
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 569,920
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$71,299,950
Total number of portfolio holdings	33
Total advisory fees paid	$569,920
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
EQT Corp.	6.07%
Expand Energy Corp.	6.06%
Marathon Petroleum Corp.	5.47%
Coterra Energy, Inc.	5.38%
Valero Energy Corp.	5.21%
Devon Energy Corp.	5.08%
EOG Resources, Inc.	5.04%
Phillips 66	4.95%
National Fuel Gas Co.	3.39%
CNX Resources Corp.	3.18%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EQT Corp.	6.07%
Expand Energy Corp.	6.06%
Marathon Petroleum Corp.	5.47%
Coterra Energy, Inc.	5.38%
Valero Energy Corp.	5.21%
Devon Energy Corp.	5.08%
EOG Resources, Inc.	5.04%
Phillips 66	4.95%
National Fuel Gas Co.	3.39%
CNX Resources Corp.	3.18%
* Excluding money market fund holdings, if any.

C000008310 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oil & Gas Services ETF
Class Name	Invesco Oil & Gas Services ETF
Trading Symbol	PXJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Oil & Gas Services ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Oil & Gas Services ETF	$55	0.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.63%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, the energy sector underperformed the broader stock market. Despite the Fund's focus on energy stocks, its multi-factor methodology led to an overweight in consumable fuels, which created a performance tailwind compared to the S&P Composite 1500® Energy Equipment & Services Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Oil Services Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -26.48%, differed from the return of the Index, -26.02%, primarily due to fees and expenses incurred by the Fund during the period, which were partially offset by the effect of daily compounding during a period of weak performance.
What contributed to performance?
Sub-Industry Allocations | No sub-industries contributed to the Fund's performance during the period.
Positions | Golar LNG Ltd., an oil & gas storage & transportation company, and Kodiak Gas Services, Inc., an oil & gas equipment & services company.
What detracted from performance?
Sub-Industry Allocations | Oil & gas equipment & services sub-industry, followed by the oil & gas drilling and oil & gas storage & transportation sub-industries, respectively.
Positions | Weatherford International PLC, an oil & gas equipment & services company, and Tidewater, Inc., an oil & gas equipment & services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Oil & Gas Services ETF — NAV Return	-26.48%	15.54%	-11.71%
Dynamic Oil Services Intellidex® Index	-26.02%	16.71%	-10.99%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Composite 1500® Energy Equipment & Services Index	-28.41%	15.21%	-8.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Energy Equipment & Services Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 25,296,230
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 278,493
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$25,296,230
Total number of portfolio holdings	33
Total advisory fees paid	$278,493
Portfolio turnover rate	71%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
TechnipFMC PLC	6.16%
Archrock, Inc.	5.42%
Schlumberger N.V.	4.93%
Noble Corp. PLC	4.93%
Baker Hughes Co., Class A	4.89%
NOV, Inc.	4.72%
Halliburton Co.	4.60%
Weatherford International PLC	3.94%
Golar LNG Ltd.	3.69%
Teekay Tankers Ltd., Class A	3.52%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TechnipFMC PLC	6.16%
Archrock, Inc.	5.42%
Schlumberger N.V.	4.93%
Noble Corp. PLC	4.93%
Baker Hughes Co., Class A	4.89%
NOV, Inc.	4.72%
Halliburton Co.	4.60%
Weatherford International PLC	3.94%
Golar LNG Ltd.	3.69%
Teekay Tankers Ltd., Class A	3.52%
* Excluding money market fund holdings, if any.

C000008312 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Equity Dividend AchieversTM ETF
Class Name	Invesco High Yield Equity Dividend AchieversTM ETF
Trading Symbol	PEY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Equity Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Equity Dividend AchieversTM ETF	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. Negative security selection results in all sectors except for information technology caused a significant relative performance headwind for the Fund against the Dow Jones U.S. Select Dividend Index for the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US Dividend Achievers 50TM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.12%, differed from the return of the Index, 4.67%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the tobacco and electric utilities industries, respectively.
Positions | Altria Group, Inc., a tobacco company, and Philip Morris International, Inc., a tobacco company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | Professional services industry, followed by the consumer staples distribution & retail and chemicals industries, respectively.
Positions | Walgreens Boots Alliance, Inc., a consumer staples distribution & retail company (no longer held at fiscal year-end), and Leggett & Platt, Inc., a household durables company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Equity Dividend AchieversTM ETF — NAV Return	4.12%	11.80%	8.36%
Nasdaq US Dividend Achievers™ 50 Index	4.67%	12.39%	8.92%
Russell 3000® Index	11.40%	15.12%	11.68%
Dow Jones U.S. Select Dividend Index	12.00%	14.29%	9.29%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Nasdaq US Dividend Achievers™ 50 Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,089,361,259
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,811,035
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,089,361,259
Total number of portfolio holdings	53
Total advisory fees paid	$4,811,035
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.65%
Universal Corp.	3.16%
Verizon Communications, Inc.	3.07%
Pfizer, Inc.	2.84%
Edison International	2.76%
Franklin Resources, Inc.	2.75%
LyondellBasell Industries N.V., Class A	2.50%
AES Corp. (The)	2.49%
Northwest Natural Holding Co.	2.43%
Avista Corp.	2.39%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.65%
Universal Corp.	3.16%
Verizon Communications, Inc.	3.07%
Pfizer, Inc.	2.84%
Edison International	2.76%
Franklin Resources, Inc.	2.75%
LyondellBasell Industries N.V., Class A	2.50%
AES Corp. (The)	2.49%
Northwest Natural Holding Co.	2.43%
Avista Corp.	2.39%
* Excluding money market fund holdings, if any.

C000008313 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Utilities Momentum ETF
Class Name	Invesco Dorsey Wright Utilities Momentum ETF
Trading Symbol	PUI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Utilities Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Utilities Momentum ETF	$67	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, utilities outperformed the broader stock market. In addition to the Fund's focus on utilities stocks, its momentum methodology created a performance tailwind compared to the S&P 500® Utilities Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Utilities Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 23.05%, differed from the return of the Index, 23.85%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Electric utilities sub-industry, followed by the multi-utilities and integrated telecommunication services sub-industries, respectively.
Positions | Vistra Corp., an independent power producers & energy traders company (no longer held at fiscal year-end), and AT&T, Inc., an integrated telecommunication services company.
What detracted from performance?
Sub-Industry Allocations | Renewable electricity sub-industry followed by the alternative carriers sub-industry.
Positions | Sunnova Energy International, Inc., a renewable electricity company (no longer held at fiscal year-end), and Lumen Technologies, Inc., an alternative carriers company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Utilities Momentum ETF — NAV Return	23.05%	8.68%	8.82%
Dorsey Wright Utilities Technical Leaders™ Index	23.85%	9.33%	9.46%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Utilities Index	21.98%	10.14%	9.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Utilities Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 70,184,216
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 148,960
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$70,184,216
Total number of portfolio holdings	36
Total advisory fees paid	$148,960
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	4.37%
Atmos Energy Corp.	4.25%
Southern Co. (The)	4.10%
NiSource, Inc.	3.84%
Duke Energy Corp.	3.83%
WEC Energy Group, Inc.	3.81%
NextEra Energy, Inc.	3.64%
DTE Energy Co.	3.53%
AT&T, Inc.	3.52%
American Water Works Co., Inc.	3.49%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	4.37%
Atmos Energy Corp.	4.25%
Southern Co. (The)	4.10%
NiSource, Inc.	3.84%
Duke Energy Corp.	3.83%
WEC Energy Group, Inc.	3.81%
NextEra Energy, Inc.	3.64%
DTE Energy Co.	3.53%
AT&T, Inc.	3.52%
American Water Works Co., Inc.	3.49%
* Excluding money market fund holdings, if any.

C000008315 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Water Resources ETF
Class Name	Invesco Water Resources ETF
Trading Symbol	PHO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Water Resources ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Water Resources ETF	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, water has lagged broader U.S. equity markets during the period, however, it has begun to show its defensive nature as volatility began to pick up in 2025. Utilities have outpaced industrials during the period, particularly showing resilience towards the tariff environment. The Fund's overweight to the utilities sector helped to offset negative effects from security selection and allocation to the industrials sector. While the Fund underperformed the S&P 500® Index during the fiscal year, the water theme's generally inelastic demand profile has led to strong returns versus the S&P 500® Index year-to-date.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq OMX US WaterTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.36%, differed from the return of the Index, 2.99%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Water utilities industry, followed by the construction & engineering industry.
Positions | American Water Works Co., Inc., a water utilities company, and Valmont Industries, Inc., a construction & engineering company.
What detracted from performance?
Industry Allocations | Building products industry, followed by the trading companies & distributors industry.
Positions | Ferguson Enterprises, Inc., a trading companies & distributors company, and Advanced Drainage Systems, Inc., a building products company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Water Resources ETF — NAV Return	2.36%	14.22%	10.56%
Nasdaq OMX US Water Index℠	2.99%	15.01%	11.28%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,057,899,753
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 10,909,903
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,057,899,753
Total number of portfolio holdings	41
Total advisory fees paid	$10,909,903
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Roper Technologies, Inc.	7.88%
Ferguson Enterprises, Inc.	7.86%
Ecolab, Inc.	7.69%
Waters Corp.	6.57%
Xylem, Inc.	6.31%
American Water Works Co., Inc.	4.45%
Tetra Tech, Inc.	4.40%
Core & Main, Inc., Class A	4.25%
A.O. Smith Corp.	4.20%
AECOM	4.06%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Roper Technologies, Inc.	7.88%
Ferguson Enterprises, Inc.	7.86%
Ecolab, Inc.	7.69%
Waters Corp.	6.57%
Xylem, Inc.	6.31%
American Water Works Co., Inc.	4.45%
Tetra Tech, Inc.	4.40%
Core & Main, Inc., Class A	4.25%
A.O. Smith Corp.	4.20%
AECOM	4.06%
* Excluding money market fund holdings, if any.

C000008316 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Quality ETF
Class Name	Invesco S&P 500® Quality ETF
Trading Symbol	SPHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Quality ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Quality ETF	$16	0.15%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. During the period, securities with greater exposure to the quality factor, a composite measure of return-on-equity, leverage, and balance sheet accruals, outperformed the S&P 500® Index. The Fund's methodology focuses on securities with these features, creating a tailwind to Fund performance relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Quality Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.84%, differed from the return of the Index, 15.05%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | Broadcom, Inc., an information technology company (no longer held at fiscal year-end), and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the consumer discretionary sector.
Positions | Applied Materials, Inc., an information technology company, and Salesforce, Inc., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Quality ETF — NAV Return	14.84%	16.24%	12.91%
Blended - S&P 500® Quality Index	15.05%	16.43%	13.14%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Quality Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 12,403,993,608
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 10,351,502
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$12,403,993,608
Total number of portfolio holdings	102
Total advisory fees paid	$10,351,502
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Visa, Inc., Class A	5.82%
Netflix, Inc.	5.68%
Johnson & Johnson	5.63%
Mastercard, Inc., Class A	5.42%
Meta Platforms, Inc., Class A	4.58%
Apple, Inc.	4.56%
Costco Wholesale Corp.	4.39%
Procter & Gamble Co. (The)	4.18%
NVIDIA Corp.	4.13%
General Electric Co.	2.85%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Visa, Inc., Class A	5.82%
Netflix, Inc.	5.68%
Johnson & Johnson	5.63%
Mastercard, Inc., Class A	5.42%
Meta Platforms, Inc., Class A	4.58%
Apple, Inc.	4.56%
Costco Wholesale Corp.	4.39%
Procter & Gamble Co. (The)	4.18%
NVIDIA Corp.	4.13%
General Electric Co.	2.85%
* Excluding money market fund holdings, if any.

C000008319 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Golden Dragon China ETF
Class Name	Invesco Golden Dragon China ETF
Trading Symbol	PGJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Golden Dragon China ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Golden Dragon China ETF	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, China experienced a difficult economic environment, hampered by the real estate and consumer sectors. Despite this, China finished 2024 with GDP growth of 5%, meeting government targets. Weakening demographics due to a shrinking population, high local government debt and lower revenues, and increased tariff pressure from the country's largest trade partners, have also been major headwinds for China. Overweight allocations to consumer discretionary and communication services were the leading detractors from Fund performance compared to the FTSE China 50 Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Golden Dragon China IndexTM (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.17%, differed from the return of the Index, 14.16%, primarily due to income received from the securities lending program in which the Fund participates, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Consumer discretionary sector, followed by the financials sector.
Positions | Alibaba Group Holding Ltd., ADR, a consumer discretionary company, and Trip.com Group Ltd., ADR, a consumer discretionary company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Communication services sector, followed by the consumer staples sector.
Positions | New Oriental Education & Technology Group, Inc., ADR, a consumer discretionary company, and Kanzhun Ltd., ADR, a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Golden Dragon China ETF — NAV Return	14.17%	-6.12%	-0.83%
Nasdaq Golden Dragon China Index™	14.16%	-6.01%	-0.58%
MSCI China Index (Net)	26.13%	-0.65%	0.50%
FTSE China 50 Index	35.22%	0.43%	-0.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE China 50 Index to the MSCI China Index (Net) to reflect that the MSCI China Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 141,907,317
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 726,482
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$141,907,317
Total number of portfolio holdings	71
Total advisory fees paid	$726,482
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd., ADR	8.05%
Yum China Holdings, Inc.	7.83%
KE Holdings, Inc., ADR	7.49%
Baidu, Inc., ADR	7.15%
JD.com, Inc., ADR	6.96%
NetEase, Inc., ADR	4.79%
Tencent Music Entertainment Group, ADR	4.42%
Full Truck Alliance Co. Ltd., ADR	4.32%
Vipshop Holdings Ltd., ADR	3.28%
H World Group Ltd., ADR	3.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd., ADR	8.05%
Yum China Holdings, Inc.	7.83%
KE Holdings, Inc., ADR	7.49%
Baidu, Inc., ADR	7.15%
JD.com, Inc., ADR	6.96%
NetEase, Inc., ADR	4.79%
Tencent Music Entertainment Group, ADR	4.42%
Full Truck Alliance Co. Ltd., ADR	4.32%
Vipshop Holdings Ltd., ADR	3.28%
H World Group Ltd., ADR	3.11%
* Excluding money market fund holdings, if any.

C000008320 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco WilderHill Clean Energy ETF
Class Name	Invesco WilderHill Clean Energy ETF
Trading Symbol	PBW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco WilderHill Clean Energy ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco WilderHill Clean Energy ETF	$57	0.64%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, clean energy stocks significantly underperformed the Russell 2000® Growth Index due primarily to tariffs imposed on Chinese solar and rampant oversupply issues. The electric vehicles market dealt with its own challenges as consumers seem to be tapped out. Though we believe the U.S. ultimately looks to reshore some components of solar and battery manufacturing, a trade deal with China could potentially lift Chinese solar manufacturers, a trend the market also seems to be anticipating given recent positive returns. The Fund's overweight allocation to and security selection in the industrials sector also contributed to its underperformance relative to the Russell 2000® Growth Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the WilderHill Clean Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -21.73%, differed from the return of the Index, -22.67%, primarily due to income received from the securities lending program in which the Fund participates, partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations | Aerospace & defense industry, followed by the automobiles and independent power and renewable electricity producers industries, respectively.
Positions | Archer Aviation, Inc., Class A, an aerospace and defense company, and Eos Energy Enterprises, Inc., an electrical equipment company.
What detracted from performance?
Industry Allocations | Electrical equipment industry, followed by the semiconductors & semiconductor equipment industry.
Positions | Wolfspeed, Inc., a semiconductors & semiconductor equipment company, and LanzaTech Global, Inc., a commercial services & supplies company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco WilderHill Clean Energy ETF — NAV Return	-21.73%	-11.37%	-4.01%
WilderHill Clean Energy Index	-22.67%	-12.94%	-5.43%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Growth Index	2.42%	7.60%	6.39%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Growth Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 220,825,283
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,467,434
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$220,825,283
Total number of portfolio holdings	66
Total advisory fees paid	$1,467,434
Portfolio turnover rate	62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Eos Energy Enterprises, Inc.	2.52%
Quanta Services, Inc.	2.31%
Sunrun, Inc.	2.22%
ReNew Energy Global PLC, Class A	2.19%
American Superconductor Corp.	2.12%
Shoals Technologies Group, Inc., Class A	2.10%
Brookfield Renewable Corp.	2.06%
Rivian Automotive, Inc., Class A	2.03%
Itron, Inc.	2.03%
REX American Resources Corp.	1.98%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eos Energy Enterprises, Inc.	2.52%
Quanta Services, Inc.	2.31%
Sunrun, Inc.	2.22%
ReNew Energy Global PLC, Class A	2.19%
American Superconductor Corp.	2.12%
Shoals Technologies Group, Inc., Class A	2.10%
Brookfield Renewable Corp.	2.06%
Rivian Automotive, Inc., Class A	2.03%
Itron, Inc.	2.03%
REX American Resources Corp.	1.98%
* Excluding money market fund holdings, if any.

C000008321 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Large Cap Growth ETF
Class Name	Invesco Large Cap Growth ETF
Trading Symbol	PWB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Large Cap Growth ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Large Cap Growth ETF	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. Security selection results in the communication services and consumer staples sectors as well as an average overweight to financials were relative performance tailwinds for the Fund versus the Russell 1000® Growth Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Large Cap Growth Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 17.53%, differed from the return of the Index, 18.19%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services and industrials sectors, respectively.
Positions | Netflix, Inc., a communication services company, and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | Energy sector.
Positions | Tesla, Inc., a consumer discretionary company (no longer held at fiscal year-end), and Trade Desk, Inc., Class A, a communication services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Large Cap Growth ETF — NAV Return	17.53%	15.57%	13.23%
Dynamic Large Cap Growth Intellidex® Index	18.19%	16.22%	13.88%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 1000® Growth Index	14.53%	17.23%	15.27%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Dynamic Large Cap Growth Intellidex® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 976,252,834
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,686,708
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$976,252,834
Total number of portfolio holdings	53
Total advisory fees paid	$4,686,708
Portfolio turnover rate	92%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Netflix, Inc.	4.03%
General Electric Co.	3.52%
Walmart, Inc.	3.47%
Microsoft Corp.	3.46%
Visa, Inc., Class A	3.42%
Mastercard, Inc., Class A	3.38%
Broadcom, Inc.	3.31%
Costco Wholesale Corp.	3.28%
American Express Co.	3.16%
Alphabet, Inc., Class A	3.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Netflix, Inc.	4.03%
General Electric Co.	3.52%
Walmart, Inc.	3.47%
Microsoft Corp.	3.46%
Visa, Inc., Class A	3.42%
Mastercard, Inc., Class A	3.38%
Broadcom, Inc.	3.31%
Costco Wholesale Corp.	3.28%
American Express Co.	3.16%
Alphabet, Inc., Class A	3.15%
* Excluding money market fund holdings, if any.

C000008322 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Large Cap Value ETF
Class Name	Invesco Large Cap Value ETF
Trading Symbol	PWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Large Cap Value ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Large Cap Value ETF	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund slightly underperformed the Russell 1000® Value Index due to poor security selection results in the financials and industrials sectors, and a large average overweight to the energy sector, partially offset by relatively strong security selection results in the health care and information technology sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Large Cap Value Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.00%, differed from the return of the Index, 8.49%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the health care and information technology sectors, respectively.
Positions | International Business Machines Corp., an information technology company, and JPMorgan Chase & Co., a financials company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the consumer discretionary and industrials sectors, respectively.
Positions | Home Depot, Inc., a consumer discretionary company, and Chevron Corp., an energy company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Large Cap Value ETF — NAV Return	8.00%	14.13%	8.69%
Dynamic Large Cap Value Intellidex® Index	8.49%	14.78%	9.29%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 1000® Value Index	8.55%	13.00%	8.36%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Dynamic Large Cap Value Intellidex® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,000,734,843
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,897,413
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,000,734,843
Total number of portfolio holdings	53
Total advisory fees paid	$4,897,413
Portfolio turnover rate	103%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Philip Morris International, Inc.	3.84%
Exxon Mobil Corp.	3.40%
AbbVie, Inc.	3.38%
JPMorgan Chase & Co.	3.36%
Procter & Gamble Co. (The)	3.33%
Johnson & Johnson	3.33%
International Business Machines Corp.	3.32%
Wells Fargo & Co.	3.30%
QUALCOMM, Inc.	3.25%
Home Depot, Inc. (The)	3.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Philip Morris International, Inc.	3.84%
Exxon Mobil Corp.	3.40%
AbbVie, Inc.	3.38%
JPMorgan Chase & Co.	3.36%
Procter & Gamble Co. (The)	3.33%
Johnson & Johnson	3.33%
International Business Machines Corp.	3.32%
Wells Fargo & Co.	3.30%
QUALCOMM, Inc.	3.25%
Home Depot, Inc. (The)	3.24%
* Excluding money market fund holdings, if any.

C000008323 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Momentum ETF
Class Name	Invesco S&P MidCap Momentum ETF
Trading Symbol	XMMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Momentum ETF	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. mid cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's focus on momentum securities, or those with relatively stronger price returns over a trailing twelve-month period, was a notable driver of its relative outperformance versus the S&P MidCap 400® Index during the period as investors continued to favor the momentum factor.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.78%, differed from the return of the Index, 7.17%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Consumer staples sector, followed by the industrials and information technology sectors, respectively.
Positions | Sprouts Farmers Market, Inc., a consumer staples company, and Texas Pacific Land Corp., an energy company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the real estate and materials sectors, respectively.
Positions | Wingstop, Inc., a consumer discretionary company (no longer held at fiscal year-end), and Abercrombie & Fitch Co., Class A, a consumer discretionary company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Momentum ETF — NAV Return	6.78%	17.28%	14.39%
Blended - S&P MidCap 400® Momentum Index	7.17%	17.70%	14.79%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P MidCap 400® Index	1.19%	13.34%	8.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Momentum Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,419,343,960
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 9,202,624
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,419,343,960
Total number of portfolio holdings	80
Total advisory fees paid	$9,202,624
Portfolio turnover rate	104%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Interactive Brokers Group, Inc., Class A	4.34%
Sprouts Farmers Market, Inc.	3.97%
EMCOR Group, Inc.	3.05%
Guidewire Software, Inc.	2.79%
Equitable Holdings, Inc.	2.57%
Unum Group	2.46%
US Foods Holding Corp.	2.33%
DT Midstream, Inc.	2.29%
Carpenter Technology Corp.	2.27%
Casey's General Stores, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Interactive Brokers Group, Inc., Class A	4.34%
Sprouts Farmers Market, Inc.	3.97%
EMCOR Group, Inc.	3.05%
Guidewire Software, Inc.	2.79%
Equitable Holdings, Inc.	2.57%
Unum Group	2.46%
US Foods Holding Corp.	2.33%
DT Midstream, Inc.	2.29%
Carpenter Technology Corp.	2.27%
Casey's General Stores, Inc.	2.23%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000008324 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Value with Momentum ETF
Class Name	Invesco S&P MidCap Value with Momentum ETF
Trading Symbol	XMVM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap Value with Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Value with Momentum ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. mid cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's outperformance relative to the S&P MidCap 400® Index was primarily due to its focus on value securities, which outperformed mid-cap U.S. equities during the period. A large relative overweight to financials as well as strong security selection results within that sector were notably supportive of relative outperformance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® High Momentum Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.84%, differed from the return of the Index, 3.23%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the consumer staples and utilities sectors, respectively.
Positions | Unum Group, a financials company, and Pilgrim's Pride Corp., a consumer staples company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials and industrials sectors, respectively.
Positions | PBF Energy, Inc., Class A, an energy company (no longer held at fiscal year-end), and HF Sinclar Corp., an energy company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Value with Momentum ETF — NAV Return	2.84%	16.70%	8.63%
Blended - S&P MidCap 400® High Momentum Value Index	3.23%	17.15%	9.01%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P MidCap 400® Index	1.19%	13.34%	8.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® High Momentum Value Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 238,905,880
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 722,559
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$238,905,880
Total number of portfolio holdings	83
Total advisory fees paid	$722,559
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Avnet, Inc.	2.61%
TD SYNNEX Corp.	2.47%
Nordstrom, Inc.	2.37%
AutoNation, Inc.	2.30%
Unum Group	2.06%
Essent Group Ltd.	1.88%
Lithia Motors, Inc., Class A	1.82%
Tenet Healthcare Corp.	1.80%
Performance Food Group Co.	1.79%
Graham Holdings Co., Class B	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Avnet, Inc.	2.61%
TD SYNNEX Corp.	2.47%
Nordstrom, Inc.	2.37%
AutoNation, Inc.	2.30%
Unum Group	2.06%
Essent Group Ltd.	1.88%
Lithia Motors, Inc., Class A	1.82%
Tenet Healthcare Corp.	1.80%
Performance Food Group Co.	1.79%
Graham Holdings Co., Class B	1.71%
* Excluding money market fund holdings, if any.

C000032719 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI US 1000 ETF
Class Name	Invesco RAFI US 1000 ETF
Trading Symbol	PRF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco RAFI US 1000 ETF (the “Fund”), formerly Invesco FTSE RAFI US 1000 ETF, for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFI US 1000 ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025,  U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's fundamental weighting methodology led to a value-tilted portfolio, creating a performance headwind compared to the Russell 1000® Index.
•  Effective March 24, 2025, the Fund changed its name from Invesco FTSE RAFI US 1000 ETF to Invesco RAFI US 1000 ETF and the underlying index from FTSE RAFITM US 1000 Index (the "Previous Index") to RAFITM Fundamental Select US 1000 Index (the "Index"). At that time, the Fund changed its investment objective and investment policies.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Index, and prior to March 24, 2025, the Previous Index. The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.46%, differed from the return of the Custom Invesco RAFI U.S. 1000 ETF Benchmark (a composite of the returns of the Previous Index through March 21, 2025, and of the Index for the remainder of the fiscal year ended April 30, 2025), 8.86%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the communication services and consumer staples sectors, respectively.
Positions | Berkshire Hathaway, Inc., Class B, a financials company, and AT&T, Inc., a communication services company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials sector.
Positions | Intel Corp., an information technology company, and Merck & Co., Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco RAFI US 1000 ETF — NAV Return	8.46%	15.67%	10.05%
Custom Invesco RAFI U.S. 1000 ETF Benchmark	8.86%	16.10%	10.43%
RAFI™ Fundamental Select US 1000 Index	N/A	N/A	N/A
FTSE RAFI™ US 1000 Index	8.47%	16.02%	10.39%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 1000® Index	11.94%	15.42%	12.03%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ US 1000 Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Material Change Date	Mar. 24, 2025
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 7,402,653,954
Holdings Count | Holding	1,095
Advisory Fees Paid, Amount	$ 21,163,647
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$7,402,653,954
Total number of portfolio holdings	1,095
Total advisory fees paid	$21,163,647
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	2.75%
Apple, Inc.	2.68%
JPMorgan Chase & Co.	2.18%
Alphabet, Inc., Class A	2.11%
Microsoft Corp.	2.11%
Exxon Mobil Corp.	2.02%
Amazon.com, Inc.	1.65%
AT&T, Inc.	1.46%
Walmart, Inc.	1.29%
Verizon Communications, Inc.	1.28%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	2.75%
Apple, Inc.	2.68%
JPMorgan Chase & Co.	2.18%
Alphabet, Inc., Class A	2.11%
Microsoft Corp.	2.11%
Exxon Mobil Corp.	2.02%
Amazon.com, Inc.	1.65%
AT&T, Inc.	1.46%
Walmart, Inc.	1.29%
Verizon Communications, Inc.	1.28%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees of the Fund approved changes to the name, underlying index, index provider, investment objective and principal investment strategy of the Fund. These changes took effect on March 24, 2025.

Material Fund Change Name [Text Block]
At a meeting held on December 13, 2024, the Board of Trustees of the Fund approved changes to the name, underlying index, index provider, investment objective and principal investment strategy of the Fund. These changes took effect on March 24, 2025.

Material Fund Change Objectives [Text Block]
At a meeting held on December 13, 2024, the Board of Trustees of the Fund approved changes to the name, underlying index, index provider, investment objective and principal investment strategy of the Fund. These changes took effect on March 24, 2025.

Material Fund Change Strategies [Text Block]
At a meeting held on December 13, 2024, the Board of Trustees of the Fund approved changes to the name, underlying index, index provider, investment objective and principal investment strategy of the Fund. These changes took effect on March 24, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000033024 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ Internet ETF
Class Name	Invesco NASDAQ Internet ETF
Trading Symbol	PNQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco NASDAQ Internet ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Internet ETF	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, internet-related businesses outperformed the broader stock market. In addition to the Fund's focus on internet-related stocks, its higher allocation to movies & entertainment and broadline retail created a performance tailwind compared to the Nasdaq-100® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq CTA Internet IndexSM (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 18.29%, differed from the return of the Index, 18.81%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Movies & entertainment sub-industry, followed by the broadline retail and technology hardware storage & peripherals sub-industries, respectively.
Positions | Netflix, Inc., a movies & entertainment company and Meta Platforms, Inc., Class A, an interactive media & services.
What detracted from performance?
Sub-Industry Allocations | Casinos & gaming sub-industry, followed by the real estate services and application software sub-industries, respectively.
Positions | Walt Disney Co. (The), a movies & entertainment company and Adobe, Inc., an application software company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco NASDAQ Internet ETF — NAV Return	18.29%	8.95%	12.05%
Nasdaq CTA Internet Index℠	18.81%	9.55%	12.66%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
Nasdaq-100® Index	13.10%	17.75%	17.20%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Nasdaq-100® Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 791,640,918
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 4,804,784
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$791,640,918
Total number of portfolio holdings	82
Total advisory fees paid	$4,804,784
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	8.51%
Alphabet, Inc., Class C	7.99%
Apple, Inc.	7.51%
Amazon.com, Inc.	7.42%
Meta Platforms, Inc., Class A	7.02%
Netflix, Inc.	4.93%
Uber Technologies, Inc.	4.55%
Booking Holdings, Inc.	4.35%
Salesforce, Inc.	3.86%
Adobe, Inc.	3.65%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	8.51%
Alphabet, Inc., Class C	7.99%
Apple, Inc.	7.51%
Amazon.com, Inc.	7.42%
Meta Platforms, Inc., Class A	7.02%
Netflix, Inc.	4.93%
Uber Technologies, Inc.	4.55%
Booking Holdings, Inc.	4.35%
Salesforce, Inc.	3.86%
Adobe, Inc.	3.65%
* Excluding money market fund holdings, if any.

C000035317 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Energy Momentum ETF
Class Name	Invesco Dorsey Wright Energy Momentum ETF
Trading Symbol	PXI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Energy Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Energy Momentum ETF	$55	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.60%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, energy underperformed the broader stock market. In addition to the Fund's focus on energy stocks, its momentum methodology led to lower exposure to mega-cap stocks, which created a performance headwind compared to the S&P 500® Energy Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Energy Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -17.60%, differed from the return of the Index, -17.12%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Oil & gas storage & transportation sub-industry, followed by the coal & consumable fuels sub-industry.
Positions | Texas Pacific Land Corp., an oil & gas exploration & production company, and Targa Resources Corp., an oil & gas storage & transportation company.
What detracted from performance?
Sub-Industry Allocations | Oil & gas equipment & services sub-industry, followed by the oil & gas refining & marketing and oil & gas exploration & production sub-industries, respectively.
Positions | Weatherford International PLC, an oil & gas equipment & services company, and Alpha Metallurgical Resources, Inc., a steel company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Energy Momentum ETF — NAV Return	-17.60%	22.74%	-0.79%
Dorsey Wright Energy Technical Leaders™ Index	-17.12%	23.44%	-0.25%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Energy Index	-10.81%	21.28%	4.02%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Energy Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 46,039,593
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 210,846
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$46,039,593
Total number of portfolio holdings	42
Total advisory fees paid	$210,846
Portfolio turnover rate	96%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Texas Pacific Land Corp.	8.40%
Targa Resources Corp.	7.44%
Williams Cos., Inc. (The)	3.50%
Cheniere Energy, Inc.	3.13%
Weatherford International PLC	3.10%
Kinder Morgan, Inc.	3.05%
Exxon Mobil Corp.	2.76%
Antero Resources Corp.	2.75%
Gulfport Energy Corp.	2.68%
Marathon Petroleum Corp.	2.63%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Texas Pacific Land Corp.	8.40%
Targa Resources Corp.	7.44%
Williams Cos., Inc. (The)	3.50%
Cheniere Energy, Inc.	3.13%
Weatherford International PLC	3.10%
Kinder Morgan, Inc.	3.05%
Exxon Mobil Corp.	2.76%
Antero Resources Corp.	2.75%
Gulfport Energy Corp.	2.68%
Marathon Petroleum Corp.	2.63%
* Excluding money market fund holdings, if any.

C000035318 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Financial Momentum ETF
Class Name	Invesco Dorsey Wright Financial Momentum ETF
Trading Symbol	PFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Financial Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Financial Momentum ETF	$65	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, financial stocks outperformed the broader stock market. However, despite the Fund's focus on financial stocks, its momentum methodology created a performance headwind compared to the S&P 500® Financials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Financials Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 15.37%, differed from the return of the Index, 16.10%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Investment banking & brokerage sub-industry, followed by the trading companies & distributors and transaction & payment processing services sub-industries, respectively.
Positions | FTAI Aviation Ltd., a trading companies & distributors company (no longer held at fiscal year-end), and Robinhood Markets, Inc., Class A, an investment banking & brokerage company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations | Real estate services sub-industry, followed by the consumer finance and regional banks sub-industries, respectively.
Positions | Redfin Corp., a real estate services company (no longer held at fiscal year-end), and LendingTree, Inc., a consumer finance company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Financial Momentum ETF — NAV Return	15.37%	12.54%	7.30%
Dorsey Wright Financials Technical Leaders™ Index	16.10%	13.21%	7.96%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Financials Index	22.82%	18.77%	11.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Financials Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 61,296,310
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 246,040
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$61,296,310
Total number of portfolio holdings	48
Total advisory fees paid	$246,040
Portfolio turnover rate	127%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Mastercard, Inc., Class A	6.66%
Progressive Corp. (The)	6.43%
Ameriprise Financial, Inc.	5.13%
JPMorgan Chase & Co.	4.84%
Visa, Inc., Class A	4.06%
Mr. Cooper Group, Inc.	3.47%
Unum Group	3.05%
Brown & Brown, Inc.	2.84%
American Express Co.	2.77%
Raymond James Financial, Inc.	2.55%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mastercard, Inc., Class A	6.66%
Progressive Corp. (The)	6.43%
Ameriprise Financial, Inc.	5.13%
JPMorgan Chase & Co.	4.84%
Visa, Inc., Class A	4.06%
Mr. Cooper Group, Inc.	3.47%
Unum Group	3.05%
Brown & Brown, Inc.	2.84%
American Express Co.	2.77%
Raymond James Financial, Inc.	2.55%
* Excluding money market fund holdings, if any.

C000035320 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Healthcare Momentum ETF
Class Name	Invesco Dorsey Wright Healthcare Momentum ETF
Trading Symbol	PTH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Healthcare Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Healthcare Momentum ETF	$60	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, health care underperformed the broader stock market. In addition to the Fund's focus on health care stocks, its momentum methodology led to lower exposure to megacap stocks, which created a performance headwind compared to the S&P 500® Health Care Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Healthcare Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -0.86%, differed from the return of the Index, -0.70%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sub-Industry Allocations | Health care services sub-industry, followed by the health care distributors and electronic equipment & instruments sub-industries, respectively.
Positions | Corcept Therapeutics Inc., a pharmaceuticals company (no longer held at fiscal year-end), and TG Therapeutics, Inc., a biotechnology company.
What detracted from performance?
Sub-Industry Allocations | Health care equipment sub-industry, followed by the health care facilities and health care technology sub-industries, respectively.
Positions | Cassava Sciences, Inc., a pharmaceuticals company (no longer held at fiscal year-end), and Scholar Rock Holding Corp., a biotechnology company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Healthcare Momentum ETF — NAV Return	-0.86%	4.15%	7.64%
Dorsey Wright Healthcare Technical Leaders™ Index	-0.70%	4.61%	8.20%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Health Care Index	1.86%	8.90%	8.88%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Health Care Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 108,750,891
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 500,446
Investment Company Portfolio Turnover	221.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$108,750,891
Total number of portfolio holdings	38
Total advisory fees paid	$500,446
Portfolio turnover rate	221%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	4.28%
Eli Lilly and Co.	4.27%
TG Therapeutics, Inc.	4.11%
Exelixis, Inc.	4.06%
Boston Scientific Corp.	3.66%
Alignment Healthcare, Inc.	3.52%
BridgeBio Pharma, Inc.	3.48%
Guardant Health, Inc.	3.45%
Axsome Therapeutics, Inc.	3.31%
Krystal Biotech, Inc.	3.31%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cencora, Inc.	4.28%
Eli Lilly and Co.	4.27%
TG Therapeutics, Inc.	4.11%
Exelixis, Inc.	4.06%
Boston Scientific Corp.	3.66%
Alignment Healthcare, Inc.	3.52%
BridgeBio Pharma, Inc.	3.48%
Guardant Health, Inc.	3.45%
Axsome Therapeutics, Inc.	3.31%
Krystal Biotech, Inc.	3.31%
* Excluding money market fund holdings, if any.

C000035321 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Industrials Momentum ETF
Class Name	Invesco Dorsey Wright Industrials Momentum ETF
Trading Symbol	PRN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Industrials Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Industrials Momentum ETF	$61	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, industrials underperformed the broader stock market. In addition to the Fund's focus on industrials stocks, its momentum methodology led to lower exposure to megacap stocks, which created a performance headwind compared to the S&P 500® Industrials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Industrials Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.49%, differed from the return of the Index, 4.98%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Aerospace & defense sub-industry, followed by the diversified support services and heavy electrical equipment sub-industries, respectively.
Positions | Howmet Aerospace, Inc., an aerospace & defense company, and American Superconductor Corp., an electrical components & equipment company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations | Oil & gas equipment & services sub-industry, followed by the research & consulting services and construction materials sub-industries, respectively.
Positions | Vertiv Holdings Co., Class A, an electrical components & equipment company (no longer held at fiscal year-end), and Rocket Lab USA, Inc., an aerospace & defense company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Industrials Momentum ETF — NAV Return	4.49%	17.87%	11.83%
Dorsey Wright Industrials Technical Leaders™ Index	4.98%	18.54%	12.50%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Industrials Index	9.78%	17.34%	10.84%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Industrials Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 319,376,161
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,306,410
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$319,376,161
Total number of portfolio holdings	51
Total advisory fees paid	$1,306,410
Portfolio turnover rate	152%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Trane Technologies PLC	4.30%
W.W. Grainger, Inc.	4.27%
HEICO Corp.	4.06%
TransDigm Group, Inc.	3.78%
Howmet Aerospace, Inc.	3.64%
Parker-Hannifin Corp.	3.62%
Jabil, Inc.	3.29%
Watsco, Inc.	3.27%
Fiserv, Inc.	3.23%
Packaging Corp. of America	3.16%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Trane Technologies PLC	4.30%
W.W. Grainger, Inc.	4.27%
HEICO Corp.	4.06%
TransDigm Group, Inc.	3.78%
Howmet Aerospace, Inc.	3.64%
Parker-Hannifin Corp.	3.62%
Jabil, Inc.	3.29%
Watsco, Inc.	3.27%
Fiserv, Inc.	3.23%
Packaging Corp. of America	3.16%
* Excluding money market fund holdings, if any.

C000035322 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 100 Equal Weight ETF
Class Name	Invesco S&P 100 Equal Weight ETF
Trading Symbol	EQWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 100 Equal Weight ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 100 Equal Weight ETF	$27	0.25%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's equal weighting methodology led to lower exposure to mega cap stocks within the S&P 100® Index, which was a performance headwind compared to the S&P 100® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 100® Equal Weight Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 12.89%, differed from the return of the Index, 13.19%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the communication services and information technology sectors, respectively.
Positions | Netflix, Inc., a communication services company, and Tesla, Inc., a consumer discretionary company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials sector.
Positions | NIKE, Inc., Class B, a consumer discretionary company, and Target Corp., a consumer staples company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 100 Equal Weight ETF — NAV Return	12.89%	15.83%	11.89%
Blended - S&P 100® Equal Weight Index	13.19%	16.13%	12.18%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P 100® Index	14.38%	16.77%	13.46%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 100® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,184,351,957
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,735,155
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,184,351,957
Total number of portfolio holdings	104
Total advisory fees paid	$1,735,155
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	1.42%
Netflix, Inc.	1.24%
Boeing Co. (The)	1.16%
Booking Holdings, Inc.	1.16%
Walmart, Inc.	1.15%
Tesla, Inc.	1.15%
ServiceNow, Inc.	1.14%
Philip Morris International, Inc.	1.14%
Charter Communications, Inc., Class A	1.13%
Charles Schwab Corp. (The)	1.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	1.42%
Netflix, Inc.	1.24%
Boeing Co. (The)	1.16%
Booking Holdings, Inc.	1.16%
Walmart, Inc.	1.15%
Tesla, Inc.	1.15%
ServiceNow, Inc.	1.14%
Philip Morris International, Inc.	1.14%
Charter Communications, Inc., Class A	1.13%
Charles Schwab Corp. (The)	1.10%
* Excluding money market fund holdings, if any.

C000035324 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Quality ETF
Class Name	Invesco S&P MidCap Quality ETF
Trading Symbol	XMHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap Quality ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Quality ETF	$24	0.25%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.25%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. mid cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's relative underperformance to the S&P MidCap 400® Index was primarily due to poor security selection results in the consumer staples and energy sectors. Underweights to the real estate, financials, and utilities sectors also detracted from relative performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Quality Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -5.32%, differed from the return of the Index, -5.07%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the health care and utilities sectors, respectively.
Positions | Erie Indemnity Co., Class A, a financials company (no longer held at fiscal year-end), and Comfort Systems USA, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the energy and consumer staples sectors, respectively.
Positions | Celsius Holdings, Inc., a consumer staples company, and Weatherford International PLC, an energy company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Quality ETF — NAV Return	-5.32%	16.68%	10.52%
Blended - S&P MidCap 400® Quality Index	-5.07%	16.99%	10.78%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P MidCap 400® Index	1.19%	13.34%	8.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Quality Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 4,754,899,329
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 10,729,353
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$4,754,899,329
Total number of portfolio holdings	81
Total advisory fees paid	$10,729,353
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carlisle Cos., Inc.	4.28%
EMCOR Group, Inc.	3.67%
DocuSign, Inc.	3.63%
Manhattan Associates, Inc.	2.74%
RenaissanceRe Holdings Ltd.	2.69%
Comfort Systems USA, Inc.	2.56%
Tenet Healthcare Corp.	2.40%
Duolingo, Inc.	2.13%
RPM International, Inc.	2.12%
Graco, Inc.	1.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carlisle Cos., Inc.	4.28%
EMCOR Group, Inc.	3.67%
DocuSign, Inc.	3.63%
Manhattan Associates, Inc.	2.74%
RenaissanceRe Holdings Ltd.	2.69%
Comfort Systems USA, Inc.	2.56%
Tenet Healthcare Corp.	2.40%
Duolingo, Inc.	2.13%
RPM International, Inc.	2.12%
Graco, Inc.	1.99%
* Excluding money market fund holdings, if any.

C000035326 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Technology Momentum ETF
Class Name	Invesco Dorsey Wright Technology Momentum ETF
Trading Symbol	PTF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Technology Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Technology Momentum ETF	$63	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, information technology outperformed the broader stock market. However, despite the Fund's focus on information technology stocks, its momentum methodology created a performance headwind compared to the S&P 500® Information Technology Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Technology Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 9.36%, differed from the return of the Index, 9.98%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Application software sub-industry, followed by the alternative carriers and communications equipment sub-industries, respectively.
Positions | AppLovin Corp., Class A, an application software company (no longer held at fiscal year-end), and AST SpaceMobile, Inc., Class A, an alternative carriers company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations | Semiconductors sub-industry, followed by the technology hardware storage & peripherals and semiconductor materials & equipment sub-industries, respectively.
Positions | Rigetti Computing, Inc., a semiconductors company (no longer held at fiscal year-end), and SoundHound AI, Inc., Class A, an application software company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Technology Momentum ETF — NAV Return	9.36%	18.20%	15.96%
Dorsey Wright Technology Technical Leaders™ Index	9.98%	18.85%	16.60%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Information Technology Index	13.79%	21.56%	20.56%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Information Technology Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 354,343,584
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,988,429
Investment Company Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$354,343,584
Total number of portfolio holdings	37
Total advisory fees paid	$1,988,429
Portfolio turnover rate	222%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	8.91%
Meta Platforms, Inc., Class A	4.52%
Nutanix, Inc., Class A	4.14%
Palo Alto Networks, Inc.	4.02%
Rubrik, Inc., Class A	3.79%
Guidewire Software, Inc.	3.70%
Telephone and Data Systems, Inc.	3.58%
Microsoft Corp.	3.46%
Toast, Inc., Class A	3.41%
Zscaler, Inc.	3.24%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	8.91%
Meta Platforms, Inc., Class A	4.52%
Nutanix, Inc., Class A	4.14%
Palo Alto Networks, Inc.	4.02%
Rubrik, Inc., Class A	3.79%
Guidewire Software, Inc.	3.70%
Telephone and Data Systems, Inc.	3.58%
Microsoft Corp.	3.46%
Toast, Inc., Class A	3.41%
Zscaler, Inc.	3.24%
* Excluding money market fund holdings, if any.

C000035327 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BuyBack AchieversTM ETF
Class Name	Invesco BuyBack AchieversTM ETF
Trading Symbol	PKW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BuyBack AchieversTM ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BuyBack AchieversTM ETF	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. The slight value tilt caused by the Fund's security selection methodology, combined with relatively poor security selection results in the industrials, energy, and communication services sectors, proved to be relative headwinds to performance compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US BuyBack AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 9.20%, differed from the return of the Index, 9.82%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the information technology and consumer discretionary sectors, respectively.
Positions | AppLovin Corp., Class A, an information technology company (no longer held at fiscal year-end), and Booking Holdings, Inc., a consumer discretionary company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials sector.
Positions | Caterpillar, Inc., an industrials company, and Phillips 66, an energy company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco BuyBack AchieversTM ETF — NAV Return	9.20%	16.50%	9.85%
Nasdaq US BuyBack Achievers™ Index	9.82%	17.20%	10.51%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Nasdaq US BuyBack Achievers™ Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,162,999,859
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 5,922,457
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,162,999,859
Total number of portfolio holdings	204
Total advisory fees paid	$5,922,457
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Booking Holdings, Inc.	5.66%
Wells Fargo & Co.	5.06%
RTX Corp.	4.87%
Caterpillar, Inc.	4.79%
Comcast Corp., Class A	4.74%
PayPal Holdings, Inc.	3.23%
HCA Healthcare, Inc.	3.03%
Marriott International, Inc., Class A	2.87%
Bank of New York Mellon Corp. (The)	2.69%
Cheniere Energy, Inc.	2.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Booking Holdings, Inc.	5.66%
Wells Fargo & Co.	5.06%
RTX Corp.	4.87%
Caterpillar, Inc.	4.79%
Comcast Corp., Class A	4.74%
PayPal Holdings, Inc.	3.23%
HCA Healthcare, Inc.	3.03%
Marriott International, Inc., Class A	2.87%
Bank of New York Mellon Corp. (The)	2.69%
Cheniere Energy, Inc.	2.56%
* Excluding money market fund holdings, if any.

C000035336 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI US 1500 Small-Mid ETF
Class Name	Invesco RAFI US 1500 Small-Mid ETF
Trading Symbol	PRFZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco RAFI US 1500 Small-Mid ETF (the “Fund”), formerly Invesco FTSE RAFI US 1500 Small-Mid ETF, for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFI US 1500 Small-Mid ETF	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. small and mid cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund slightly outperformed the Russell 2000® Index due primarily to individual security selection in the information technology sector.
• Effective March 24, 2025, the Fund changed its name from Invesco FTSE RAFI US 1500 Small-Mid ETF to Invesco RAFI US 1500 Small-Mid ETF and the underlying index from FTSE RAFITM US 1500 Mid Small Index (the "Previous Index") to RAFITM Fundamental Select US 1500 Index (the "Index"). At that time, the Fund changed its investment objective and investment policies.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Index, and prior to March 24, 2025, the Previous Index. The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.16%, differed from the return of the Custom Invesco RAFI U.S. 1500 Small-Mid ETF Benchmark (a composite of the returns of the Previous Index through March 21, 2025, and of the Index for the remainder of the fiscal year ended April 30, 2025), 1.42%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the information technology and industrials sectors, respectively.
Positions | Palantir Technologies, Inc., Class A, an information technology company, and Carvana Co., a consumer discretionary company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the consumer discretionary and health care sectors, respectively.
Positions | B. Riley Financial, Inc., a financials company, and Tilray Brands, Inc., Class 2, a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco RAFI US 1500 Small-Mid ETF — NAV Return	1.16%	13.72%	7.32%
Custom Invesco RAFI U.S. 1500 Small-Mid ETF Benchmark	1.42%	13.97%	7.55%
RAFI™ Fundamental Select US 1500 Index	N/A	N/A	N/A
FTSE RAFI™ US 1500 Mid Small Index	0.85%	13.84%	7.48%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Index	0.87%	9.88%	6.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ US 1500 Mid Small Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
Material Change Date	Mar. 24, 2025
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,158,333,726
Holdings Count | Holding	1,735
Advisory Fees Paid, Amount	$ 7,145,507
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,158,333,726
Total number of portfolio holdings	1,735
Total advisory fees paid	$7,145,507
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	0.56%
AppLovin Corp., Class A	0.55%
Carvana Co.	0.52%
Carpenter Technology Corp.	0.45%
Brinker International, Inc.	0.42%
Adtalem Global Education, Inc.	0.37%
Texas Pacific Land Corp.	0.36%
Virtu Financial, Inc., Class A	0.35%
ACI Worldwide, Inc.	0.29%
Primoris Services Corp.	0.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	0.56%
AppLovin Corp., Class A	0.55%
Carvana Co.	0.52%
Carpenter Technology Corp.	0.45%
Brinker International, Inc.	0.42%
Adtalem Global Education, Inc.	0.37%
Texas Pacific Land Corp.	0.36%
Virtu Financial, Inc., Class A	0.35%
ACI Worldwide, Inc.	0.29%
Primoris Services Corp.	0.29%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees of the Fund approved changes to the name, underlying index, index provider, investment objective and principal investment strategy of the Fund. These changes took effect on March 24, 2025.

Material Fund Change Name [Text Block]
At a meeting held on December 13, 2024, the Board of Trustees of the Fund approved changes to the name, underlying index, index provider, investment objective and principal investment strategy of the Fund. These changes took effect on March 24, 2025.

Material Fund Change Objectives [Text Block]
At a meeting held on December 13, 2024, the Board of Trustees of the Fund approved changes to the name, underlying index, index provider, investment objective and principal investment strategy of the Fund. These changes took effect on March 24, 2025.

Material Fund Change Strategies [Text Block]
At a meeting held on December 13, 2024, the Board of Trustees of the Fund approved changes to the name, underlying index, index provider, investment objective and principal investment strategy of the Fund. These changes took effect on March 24, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000035338 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Sustainable Future ETF
Class Name	Invesco MSCI Sustainable Future ETF
Trading Symbol	ERTH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI Sustainable Future ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI Sustainable Future ETF	$64	0.65%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.65%	[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, sustainability themes underperformed global equity markets primarily due to stock selection within U.S. Solar manufacturing. U.S. solar manufacturing continued to struggle as the industry continued to grapple with oversupply, simultaneously as electric vehicle consumers appeared to be tapped out dealing two major headwinds to the clean energy space. The Fund’s exposure to positive Chinese equity markets and a steady water theme partially offset these detractors resulting in solid performance versus its clean tech peers.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI Global Environment Select Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -2.08%, differed from the return of the Index, -1.72%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations | Automobiles industry, followed by retail REITs and specialized REITs industries, respectively.
Positions | Tesla, Inc., an automobiles company, and XPeng, Inc., an automobiles company.
What detracted from performance?
Industry Allocations | Semiconductors & semiconductor equipment industry, followed by the electrical equipment industry.
Positions | Vestas Wind Systems A/S, an electrical equipment company, and Enphase Energy, Inc., a semiconductor & semiconductors equipment company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco MSCI Sustainable Future ETF — NAV Return	-2.08%	1.97%	4.82%
Blended - MSCI Global Environment Select Index	-1.72%	2.43%	5.39%
MSCI ACWI Index (Net)	11.84%	13.07%	8.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 137,953,273
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 788,411
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$137,953,273
Total number of portfolio holdings	152
Total advisory fees paid	$788,411
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
BYD Co. Ltd., H Shares	6.25%
Digital Realty Trust, Inc.	5.08%
Tesla, Inc.	4.18%
NVIDIA Corp.	4.10%
Li Auto, Inc., A Shares	3.47%
Vestas Wind Systems A/S	3.11%
Kingspan Group PLC	3.01%
First Solar, Inc.	2.94%
XPeng, Inc.	2.66%
LG Energy Solution Ltd.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
BYD Co. Ltd., H Shares	6.25%
Digital Realty Trust, Inc.	5.08%
Tesla, Inc.	4.18%
NVIDIA Corp.	4.10%
Li Auto, Inc., A Shares	3.47%
Vestas Wind Systems A/S	3.11%
Kingspan Group PLC	3.01%
First Solar, Inc.	2.94%
XPeng, Inc.	2.66%
LG Energy Solution Ltd.	2.46%
* Excluding money market fund holdings, if any.

C000035343 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Basic Materials Momentum ETF
Class Name	Invesco Dorsey Wright Basic Materials Momentum ETF
Trading Symbol	PYZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Basic Materials Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Basic Materials Momentum ETF	$59	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.60%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, materials underperformed the broader stock market. In addition to the Fund's focus on materials stocks, its momentum methodology led to lower exposure to megacap stocks, which created a performance headwind compared to the S&P 500® Materials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Basic Materials Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -4.47%, differed from the return of the Index, -3.98%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Gold sub-industry, followed by the steel and forest products sub-industries, respectively.
Positions | Carpenter Technology Corp., a steel company, and Louisiana-Pacific Corp., a forest products company.
What detracted from performance?
Sub-Industry Allocations | Specialty chemicals sub-industry, followed by the aluminum and commodity chemicals sub-industries, respectively.
Positions | Alcoa Corp., an aluminum company, and Avery Dennison Corp., a paper & plastic packaging products & materials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Basic Materials Momentum ETF — NAV Return	-4.47%	12.87%	5.54%
Dorsey Wright Basic Materials Technical Leaders™ Index	-3.98%	13.50%	6.20%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Materials Index	-3.28%	12.36%	7.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Materials Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 46,315,775
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 183,752
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$46,315,775
Total number of portfolio holdings	46
Total advisory fees paid	$183,752
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	5.44%
Avery Dennison Corp.	4.85%
Linde PLC	4.79%
Corteva, Inc.	3.90%
Reliance, Inc.	3.62%
CF Industries Holdings, Inc.	3.44%
Nucor Corp.	3.01%
Eastman Chemical Co.	2.95%
Newmont Corp.	2.89%
Hecla Mining Co.	2.64%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	5.44%
Avery Dennison Corp.	4.85%
Linde PLC	4.79%
Corteva, Inc.	3.90%
Reliance, Inc.	3.62%
CF Industries Holdings, Inc.	3.44%
Nucor Corp.	3.01%
Eastman Chemical Co.	2.95%
Newmont Corp.	2.89%
Hecla Mining Co.	2.64%
* Excluding money market fund holdings, if any.

C000035344 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Class Name	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Trading Symbol	PEZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF	$59	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.60%	[14]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, consumer cyclical stocks outperformed the broader stock market. However, despite the Fund's focus on consumer cyclical stocks, its momentum methodology led to lower exposure to mega-cap stocks as well as a large allocation to the homebuilding sub-industry, which created a performance headwind compared to the S&P 500® Consumer Discretionary Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Consumer Cyclicals Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -4.10%, differed from the return of the Index, -3.56%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Automotive retail sub-industry, followed by the movies & entertainment and hotels, resorts & cruise lines sub-industries, respectively.
Positions | Abercrombie & Fitch Co., Class A, an apparel retail company (no longer held at fiscal year-end), and Acushnet Holdings Corp., a leisure products company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations | Homebuilding sub-industry, followed by the apparel retail sub-industry.
Positions | Victoria's Secret & Co., an apparel retail company (no longer held at fiscal year-end), and RealReal, Inc., an apparel retail company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF — NAV Return	-4.10%	16.15%	6.96%
Dorsey Wright Consumer Cyclicals Technical Leaders™ Index	-3.56%	16.72%	7.52%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Consumer Discretionary Index	11.34%	11.32%	11.39%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Consumer Discretionary Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 51,016,480
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 216,916
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$51,016,480
Total number of portfolio holdings	39
Total advisory fees paid	$216,916
Portfolio turnover rate	189%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
O'Reilly Automotive, Inc.	5.41%
Netflix, Inc.	4.16%
Cardinal Health, Inc.	3.94%
Royal Caribbean Cruises Ltd.	3.88%
Somnigroup International, Inc.	3.83%
DoorDash, Inc., Class A	3.71%
Amazon.com, Inc.	3.43%
Tapestry, Inc.	3.43%
McKesson Corp.	3.39%
Ralph Lauren Corp.	3.34%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
O'Reilly Automotive, Inc.	5.41%
Netflix, Inc.	4.16%
Cardinal Health, Inc.	3.94%
Royal Caribbean Cruises Ltd.	3.88%
Somnigroup International, Inc.	3.83%
DoorDash, Inc., Class A	3.71%
Amazon.com, Inc.	3.43%
Tapestry, Inc.	3.43%
McKesson Corp.	3.39%
Ralph Lauren Corp.	3.34%
* Excluding money market fund holdings, if any.

C000035345 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Consumer Staples Momentum ETF
Class Name	Invesco Dorsey Wright Consumer Staples Momentum ETF
Trading Symbol	PSL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Consumer Staples Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Consumer Staples Momentum ETF	$65	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%	[15]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, consumer staples stocks outperformed the broader stock market. In addition to the Fund's focus on consumer staples stocks, its momentum methodology created a performance tailwind compared to the S&P 500® Consumer Staples Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Consumer Staples Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 17.09%, differed from the return of the Index, 17.79%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Education services sub-industry, followed by the food retail and food distributors sub-industries, respectively.
Positions | Sprouts Farmers Market, Inc., a food retail company, and Stride, Inc., an education services company.
What detracted from performance?
Sub-Industry Allocations | Packaged foods & meats sub-industry, followed by the personal care products and household products sub-industries, respectively.
Positions | Vital Farms, Inc., a packaged foods & meats company, and e.l.f. Beauty, Inc., a personal care products company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Consumer Staples Momentum ETF — NAV Return	17.09%	13.81%	8.98%
Dorsey Wright Consumer Staples Technical Leaders™ Index	17.79%	14.41%	9.61%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
S&P 500® Consumer Staples Index	14.84%	11.49%	9.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Consumer Staples Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 91,656,111
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 321,942
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$91,656,111
Total number of portfolio holdings	49
Total advisory fees paid	$321,942
Portfolio turnover rate	104%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Costco Wholesale Corp.	3.72%
Casey's General Stores, Inc.	3.63%
Sprouts Farmers Market, Inc.	3.53%
Stride, Inc.	3.52%
BJ's Wholesale Club Holdings, Inc.	3.43%
Kroger Co. (The)	3.34%
Service Corp. International	3.29%
Monster Beverage Corp.	3.29%
Church & Dwight Co., Inc.	3.22%
Philip Morris International, Inc.	3.07%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Costco Wholesale Corp.	3.72%
Casey's General Stores, Inc.	3.63%
Sprouts Farmers Market, Inc.	3.53%
Stride, Inc.	3.52%
BJ's Wholesale Club Holdings, Inc.	3.43%
Kroger Co. (The)	3.34%
Service Corp. International	3.29%
Monster Beverage Corp.	3.29%
Church & Dwight Co., Inc.	3.22%
Philip Morris International, Inc.	3.07%
* Excluding money market fund holdings, if any.

C000037805 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Momentum ETF
Class Name	Invesco Dorsey Wright Momentum ETF
Trading Symbol	PDP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Momentum ETF	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, companies included in the Dorsey Wright® Technical Leaders Index pursuant to the proprietary security selection methodology generally underperformed the broader stock market. The Fund's focus on momentum stocks led to lower exposure to mega-cap stocks, which created a performance headwind compared to the Russell 3000® Growth Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.29%, differed from the return of the Index, 8.98%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the financials and industrials sectors, respectively.
Positions | AppLovin Corp., Class A, an information technology company, and Targa Resources Corp., an energy company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector.
Positions | Vertiv Holdings Co., Class A, an industrials company (no longer held at fiscal year-end), and e.l.f. Beauty, Inc., a consumer staples company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Momentum ETF — NAV Return	8.29%	10.83%	9.31%
Dorsey Wright Technical Leaders™ Index	8.98%	11.52%	9.99%
NASDAQ® Composite Index	12.22%	15.32%	14.52%
Russell 3000® Growth Index	14.07%	16.71%	14.72%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Dorsey Wright Technical Leaders™ Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,185,168,688
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 6,454,716
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,185,168,688
Total number of portfolio holdings	103
Total advisory fees paid	$6,454,716
Portfolio turnover rate	109%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
O'Reilly Automotive, Inc.	3.09%
Apple, Inc.	3.01%
Copart, Inc.	2.93%
Mastercard, Inc., Class A	2.87%
Amphenol Corp., Class A	2.73%
AppLovin Corp., Class A	2.44%
Targa Resources Corp.	2.14%
W.W. Grainger, Inc.	2.09%
Fiserv, Inc.	1.93%
Costco Wholesale Corp.	1.83%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
O'Reilly Automotive, Inc.	3.09%
Apple, Inc.	3.01%
Copart, Inc.	2.93%
Mastercard, Inc., Class A	2.87%
Amphenol Corp., Class A	2.73%
AppLovin Corp., Class A	2.44%
Targa Resources Corp.	2.14%
W.W. Grainger, Inc.	2.09%
Fiserv, Inc.	1.93%
Costco Wholesale Corp.	1.83%
* Excluding money market fund holdings, if any.

C000037806 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Financial Preferred ETF
Class Name	Invesco Financial Preferred ETF
Trading Symbol	PGF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Financial Preferred ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Financial Preferred ETF	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. credit and equity began the period with strong performance but weakened into the end of the fiscal year. U.S. 10 year treasuries fell during this period, aiding duration instruments. Underweight allocations to mortgage REITs and technology hardware, storage and peripherals relative to the S&P U.S. Preferred Stock Index caused Fund underperformance during the fiscal year.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 2.68%, differed from the return of the Index, 3.14%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the insurance and consumer finance industries, respectively.
Positions | M&T Bank Corp., Series J, Pfd., a banks company, and KeyCorp, Pfd., a banks company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Enstar Group Ltd., Series D, Pfd., an insurance company, and Brighthouse Financial, Inc., Series B, Pfd., an insurance company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Financial Preferred ETF — NAV Return	2.68%	0.50%	2.82%
Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index	3.14%	0.91%	3.19%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
S&P U.S. Preferred Stock Index	4.60%	3.55%	3.70%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P U.S. Preferred Stock Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 788,530,795
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 4,444,693
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$788,530,795
Total number of portfolio holdings	97
Total advisory fees paid	$4,444,693
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	2.45%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	2.21%
Allstate Corp. (The), Series H, Pfd., 5.10%	2.19%
Wells Fargo & Co., Series Z, Pfd., 4.75%	2.02%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.91%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.89%
M&T Bank Corp., Series J, Pfd., 7.50%	1.84%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.83%
MetLife, Inc., Series F, Pfd., 4.75%	1.80%
Bank of America Corp., Series GG, Pfd., 6.00%	1.78%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	2.45%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	2.21%
Allstate Corp. (The), Series H, Pfd., 5.10%	2.19%
Wells Fargo & Co., Series Z, Pfd., 4.75%	2.02%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.91%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.89%
M&T Bank Corp., Series J, Pfd., 7.50%	1.84%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.83%
MetLife, Inc., Series F, Pfd., 4.75%	1.80%
Bank of America Corp., Series GG, Pfd., 6.00%	1.78%
* Excluding money market fund holdings, if any.

C000037807 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Listed Private Equity ETF
Class Name	Invesco Global Listed Private Equity ETF
Trading Symbol	PSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Listed Private Equity ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Listed Private Equity ETF	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, international equities showed relatively weak performance until mounting concerns over U.S. global trade and tariff policy led to relative outperformance near the end of the period. During the period, global listed private equity companies underperformed the broader market. The Fund's stock selection methodology within the financial services industry created a performance headwind compared to the MSCI ACWI Index (Net).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Red Rocks Global Listed Private Equity Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities (including American depositary receipts and global depositary receipts) that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 9.46%, differed from the return of the Index, 9.90%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations | Capital markets industry, followed by the wireless telecommunication services and diversified consumer services industries, respectively.
Positions | 3i Group PLC, a capital markets company, and KKR & Co., Inc., Class A, a capital markets company.
What detracted from performance?
Industry Allocations | Biotechnology industry, followed by the interactive media & services industry.
Positions | CVC Capital Partners PLC, a capital markets company, and Eurazeo SE, a financial services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Listed Private Equity ETF — NAV Return	9.46%	13.18%	7.22%
Red Rocks Global Listed Private Equity Index	9.90%	14.08%	7.96%
MSCI ACWI Index (Net)	11.84%	13.07%	8.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 235,236,467
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,299,857
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$235,236,467
Total number of portfolio holdings	67
Total advisory fees paid	$1,299,857
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
3i Group PLC	5.90%
Sofina S.A.	4.88%
KKR & Co., Inc., Class A	4.87%
Blue Owl Capital, Inc.	4.69%
EQT AB	4.60%
Blackstone, Inc., Class A	4.46%
TPG, Inc.	4.41%
Partners Group Holding AG	4.29%
Eurazeo SE	4.05%
HAL Trust	4.04%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
3i Group PLC	5.90%
Sofina S.A.	4.88%
KKR & Co., Inc., Class A	4.87%
Blue Owl Capital, Inc.	4.69%
EQT AB	4.60%
Blackstone, Inc., Class A	4.46%
TPG, Inc.	4.41%
Partners Group Holding AG	4.29%
Eurazeo SE	4.05%
HAL Trust	4.04%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal investment strategies and principal risks to reflect that master limited partnerships are not eligible for inclusion in the underlying index.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies and principal risks to reflect that master limited partnerships are not eligible for inclusion in the underlying index.
Material Fund Change Risks Change [Text Block]	The Fund modified its principal investment strategies and principal risks to reflect that master limited partnerships are not eligible for inclusion in the underlying index.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000056583 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 BuyWrite ETF
Class Name	Invesco S&P 500 BuyWrite ETF
Trading Symbol	PBP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 BuyWrite ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 BuyWrite ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, the Fund's underlying equity exposure to the S&P 500® Index performed well, led by the financials and utilities sectors. However, due to the lower volatility experienced during the period, the call options detracted from performance by capping the Fund's upside participation. This lack of upside was partially offset by the income generated from the call options.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the CBOE S&P 500 BuyWrite IndexSM (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index and will write (sell) call options thereon.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 9.09%, differed from the return of the Index, 9.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the financials sector.
Positions | SPX 04/17/25 covered call contract, a short S&P 500 Index call contract (no longer held at fiscal year-end), and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | Covered call contracts, followed by the energy sector.
Positions | SPX 05/17/24 covered call contract, a short S&P 500 Index call contract (no longer held at fiscal year-end), and SPX 05/16/25 covered call contract, a short S&P 500 Index call contract.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 BuyWrite ETF — NAV Return	9.09%	9.80%	5.52%
CBOE S&P 500 BuyWrite Index℠	9.50%	10.32%	6.10%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the CBOE S&P 500 BuyWrite Index℠ to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
Material Change Date	Jan. 05, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 134,041,475
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 305,271
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$134,041,475
Total number of portfolio holdings	505
Total advisory fees paid	$305,271
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.18%
Microsoft Corp.	6.61%
NVIDIA Corp.	6.00%
Amazon.com, Inc.	3.91%
Meta Platforms, Inc., Class A	2.70%
Berkshire Hathaway, Inc., Class B	2.20%
Alphabet, Inc., Class A	2.08%
Broadcom, Inc.	2.03%
Tesla, Inc.	1.78%
Alphabet, Inc., Class C	1.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	7.18%
Microsoft Corp.	6.61%
NVIDIA Corp.	6.00%
Amazon.com, Inc.	3.91%
Meta Platforms, Inc., Class A	2.70%
Berkshire Hathaway, Inc., Class B	2.20%
Alphabet, Inc., Class A	2.08%
Broadcom, Inc.	2.03%
Tesla, Inc.	1.78%
Alphabet, Inc., Class C	1.71%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on January 5, 2024.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on January 5, 2024.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000101127 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 GARP ETF
Class Name	Invesco S&P 500 GARP ETF
Trading Symbol	SPGP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 GARP ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 GARP ETF	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund underperformed the S&P 500® Index primarily due to its large overweight to and security selection within the energy sector, which was the worst-performing sector in the S&P 500® Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® GARP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -2.60%, differed from the return of the Index, -2.23%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the information technology and industrials sectors, respectively.
Positions | United Airlines Holdings, Inc., an industrials company, and Paycom Software, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials and consumer staples sectors, respectively.
Positions | APA Corp., an energy company, and Celanese Corp., a materials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 GARP ETF — NAV Return	-2.60%	14.81%	12.27%
Blended - S&P 500® GARP Index	-2.23%	15.22%	12.68%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® GARP Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,782,076,241
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 12,102,435
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,782,076,241
Total number of portfolio holdings	77
Total advisory fees paid	$12,102,435
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
EOG Resources, Inc.	2.27%
Valero Energy Corp.	2.26%
Marathon Petroleum Corp.	2.26%
TJX Cos., Inc. (The)	2.22%
NVIDIA Corp.	2.18%
Steel Dynamics, Inc.	2.16%
ConocoPhillips	2.07%
Ulta Beauty, Inc.	1.95%
Ross Stores, Inc.	1.93%
Host Hotels & Resorts, Inc.	1.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EOG Resources, Inc.	2.27%
Valero Energy Corp.	2.26%
Marathon Petroleum Corp.	2.26%
TJX Cos., Inc. (The)	2.22%
NVIDIA Corp.	2.18%
Steel Dynamics, Inc.	2.16%
ConocoPhillips	2.07%
Ulta Beauty, Inc.	1.95%
Ross Stores, Inc.	1.93%
Host Hotels & Resorts, Inc.	1.81%
* Excluding money market fund holdings, if any.

C000101128 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Value with Momentum ETF
Class Name	Invesco S&P 500 Value with Momentum ETF
Trading Symbol	SPVM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Value with Momentum ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Value with Momentum ETF	$40	0.39%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%	[16]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund underperformed large cap U.S. equities primarily due to its methodology's focus on selecting value securities, which notably lagged the S&P 500® Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Momentum Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.54%, differed from the return of the Index, 6.98%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities and health care sectors, respectively.
Positions | Kroger Co., a consumer staples company, and NRG Energy, Inc., a utilities company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials and industrials sectors, respectively.
Positions | Celanese Corp., a materials company (no longer held at fiscal year-end) and Valero Energy Corp., an energy company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Value with Momentum ETF — NAV Return	6.54%	14.49%	8.75%
Blended - S&P 500® High Momentum Value Index	6.98%	14.94%	9.17%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® High Momentum Value Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 49,603,492
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 95,539
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$49,603,492
Total number of portfolio holdings	103
Total advisory fees paid	$95,539
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
General Motors Co.	2.32%
Kroger Co. (The)	1.99%
Tyson Foods, Inc., Class A	1.82%
Loews Corp.	1.80%
Berkshire Hathaway, Inc., Class B	1.61%
Cencora, Inc.	1.58%
Prudential Financial, Inc.	1.55%
Cardinal Health, Inc.	1.50%
Fox Corp., Class A	1.41%
Mohawk Industries, Inc.	1.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
General Motors Co.	2.32%
Kroger Co. (The)	1.99%
Tyson Foods, Inc., Class A	1.82%
Loews Corp.	1.80%
Berkshire Hathaway, Inc., Class B	1.61%
Cencora, Inc.	1.58%
Prudential Financial, Inc.	1.55%
Cardinal Health, Inc.	1.50%
Fox Corp., Class A	1.41%
Mohawk Industries, Inc.	1.38%
* Excluding money market fund holdings, if any.

C000197604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Real Estate ETF
Class Name	Invesco S&P 500® Equal Weight Real Estate ETF
Trading Symbol	RSPR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Real Estate ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Real Estate ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, real estate outperformed the broader market. The Fund's focus on real estate securities created a performance tailwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Real Estate Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.51%, differed from the return of the Index, 14.99%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Specialized Real Estate Investment Trusts ("REITs") industry, followed by residential REITs and health care REITs industries, respectively.
Positions | Ventas, Inc., a health care REITs company, and Welltower, Inc., a health care REITs company.
What detracted from performance?
Industry Allocations | Hotel & resort REITs industry.
Positions | Alexandria Real Estate Equities, Inc., a health care REITs company and CoStar Group, Inc. a real estate management & development company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (08/13/15)
Invesco S&P 500® Equal Weight Real Estate ETF — NAV Return	14.51%	9.43%	6.47%
S&P 500® Equal Weight Real Estate Index	14.99%	9.85%	6.84%
S&P 500® Index	12.10%	15.61%	12.64%
S&P 500® Real Estate Index	18.35%	7.65%	N/A

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 110,707,067
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 450,189
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$110,707,067
Total number of portfolio holdings	34
Total advisory fees paid	$450,189
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
SBA Communications Corp., Class A	3.68%
Crown Castle, Inc.	3.63%
American Tower Corp.	3.57%
Digital Realty Trust, Inc.	3.46%
Ventas, Inc.	3.46%
Iron Mountain, Inc.	3.40%
Welltower, Inc.	3.39%
Invitation Homes, Inc.	3.38%
Realty Income Corp.	3.36%
Equity Residential	3.33%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SBA Communications Corp., Class A	3.68%
Crown Castle, Inc.	3.63%
American Tower Corp.	3.57%
Digital Realty Trust, Inc.	3.46%
Ventas, Inc.	3.46%
Iron Mountain, Inc.	3.40%
Welltower, Inc.	3.39%
Invitation Homes, Inc.	3.38%
Realty Income Corp.	3.36%
Equity Residential	3.33%
* Excluding money market fund holdings, if any.

C000197605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Technology ETF
Class Name	Invesco S&P 500® Equal Weight Technology ETF
Trading Symbol	RSPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Technology ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Technology ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. While the Fund's focus on information technology securities created a performance tailwind compared to the S&P 500® Index, its equal weighting methodology led to underweight exposure to mega-cap information technology stocks and created a notable headwind to performance relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Information Technology Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.69%, differed from the return of the Index, 5.07%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Software industry, followed by the communications equipment and IT services industries, respectively.
Positions | Palantir Technologies, Inc., Class A, a software company, and Fair Isaac Corp., a software company.
What detracted from performance?
Industry Allocations | Semiconductors & semiconductor equipment industry, followed by the technology hardware storage & peripherals industry.
Positions | Super Micro Computer, Inc., a technology hardware storage & peripherals company and Enphase Energy, Inc., a semiconductors & semiconductor equipment company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Technology ETF — NAV Return	4.69%	14.36%	15.16%
S&P 500® Equal Weight Information Technology Index	5.07%	14.82%	15.63%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Information Technology Index	13.79%	21.56%	20.56%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,076,557,179
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 14,172,272
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,076,557,179
Total number of portfolio holdings	72
Total advisory fees paid	$14,172,272
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	2.06%
Cadence Design Systems, Inc.	1.82%
CrowdStrike Holdings, Inc., Class A	1.80%
Amphenol Corp., Class A	1.79%
VeriSign, Inc.	1.75%
ServiceNow, Inc.	1.65%
Fair Isaac Corp.	1.63%
Jabil, Inc.	1.59%
Autodesk, Inc.	1.59%
GoDaddy, Inc., Class A	1.58%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	2.06%
Cadence Design Systems, Inc.	1.82%
CrowdStrike Holdings, Inc., Class A	1.80%
Amphenol Corp., Class A	1.79%
VeriSign, Inc.	1.75%
ServiceNow, Inc.	1.65%
Fair Isaac Corp.	1.63%
Jabil, Inc.	1.59%
Autodesk, Inc.	1.59%
GoDaddy, Inc., Class A	1.58%
* Excluding money market fund holdings, if any.

C000197606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Utilities ETF
Class Name	Invesco S&P 500® Equal Weight Utilities ETF
Trading Symbol	RSPU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Utilities ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Utilities ETF	$45	0.40%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, utilities outperformed the broader market. The Fund's focus on utilities securities created a performance tailwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Utilities Plus Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 24.85%, differed from the return of the Index, 25.43%, primarily due to fees and expenses incurred by the Fund during the period, as well as the compounding effect of the fee due to high absolute returns during the period.
What contributed to performance?
Industry Allocations | Electric utilities industry, followed by the multi-utilities and gas utilities industries, respectively.
Positions | Vistra Corp., an independent power and renewable electricity producers company, and Entergy Corp., an electric utilities company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | AES Corp., an independent power and renewable electricity producers company, and Edison International, an electric utilities company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Utilities ETF — NAV Return	24.85%	11.52%	9.61%
S&P 500® Equal Weight Utilities Plus Index	25.43%	11.97%	10.04%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Utilities Index	21.98%	10.14%	9.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 435,711,691
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,354,231
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$435,711,691
Total number of portfolio holdings	34
Total advisory fees paid	$1,354,231
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.68%
CenterPoint Energy, Inc.	3.49%
FirstEnergy Corp.	3.48%
Exelon Corp.	3.42%
Consolidated Edison, Inc.	3.41%
Atmos Energy Corp.	3.39%
Sempra	3.35%
PPL Corp.	3.34%
Vistra Corp.	3.30%
American Electric Power Co., Inc.	3.27%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NRG Energy, Inc.	3.68%
CenterPoint Energy, Inc.	3.49%
FirstEnergy Corp.	3.48%
Exelon Corp.	3.42%
Consolidated Edison, Inc.	3.41%
Atmos Energy Corp.	3.39%
Sempra	3.35%
PPL Corp.	3.34%
Vistra Corp.	3.30%
American Electric Power Co., Inc.	3.27%
* Excluding money market fund holdings, if any.

C000197607 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Pure Growth ETF
Class Name	Invesco S&P 500® Pure Growth ETF
Trading Symbol	RPG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Pure Growth ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Pure Growth ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. The Fund underperformed the S&P 500® Growth Index primarily due to poor security selection results that were widespread across the consumer discretionary, industrials, materials, and financials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Pure Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 14.31%, differed from the return of the Index, 14.72%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services and consumer discretionary sectors, respectively.
Positions | Palantir Technologies, Inc., Class A, an information technology company, and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | Materials sector, followed by the real estate and health care sectors, respectively.
Positions | Super Micro Computer, Inc., an information technology company, and Celanese Corp., a materials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Pure Growth ETF — NAV Return	14.31%	11.59%	9.81%
S&P 500® Pure Growth Index	14.72%	11.98%	10.20%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P 500® Growth Index	17.51%	16.05%	14.19%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Pure Growth Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,473,057,709
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 5,457,779
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,473,057,709
Total number of portfolio holdings	94
Total advisory fees paid	$5,457,779
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	2.46%
Royal Caribbean Cruises Ltd.	2.09%
Texas Pacific Land Corp.	2.08%
Vistra Corp.	2.01%
Fortinet, Inc.	1.99%
Axon Enterprise, Inc.	1.97%
TKO Group Holdings, Inc.	1.89%
Howmet Aerospace, Inc.	1.83%
Live Nation Entertainment, Inc.	1.76%
CrowdStrike Holdings, Inc., Class A	1.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	2.46%
Royal Caribbean Cruises Ltd.	2.09%
Texas Pacific Land Corp.	2.08%
Vistra Corp.	2.01%
Fortinet, Inc.	1.99%
Axon Enterprise, Inc.	1.97%
TKO Group Holdings, Inc.	1.89%
Howmet Aerospace, Inc.	1.83%
Live Nation Entertainment, Inc.	1.76%
CrowdStrike Holdings, Inc., Class A	1.74%
* Excluding money market fund holdings, if any.

C000197608 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Pure Value ETF
Class Name	Invesco S&P 500® Pure Value ETF
Trading Symbol	RPV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Pure Value ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Pure Value ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. A large underweight to information technology securities and strong security selection results in health care and industrials were tailwinds to the Fund's performance relative to the S&P 500® Value Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Pure Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 8.48%, differed from the return of the Index, 8.83%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the industrials and health care sectors, respectively.
Positions | United Airlines Holdings, Inc., an industrials company (no longer held at fiscal year-end), and Synchrony Financial, a financials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Energy sector, followed by the consumer staples and consumer discretionary sectors, respectively.
Positions | Walgreens Boots Alliance, Inc., a consumer staples company, and Valero Energy Corp., an energy company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Pure Value ETF — NAV Return	8.48%	16.76%	7.26%
S&P 500® Pure Value Index	8.83%	17.14%	7.58%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P 500® Value Index	5.00%	14.01%	9.55%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Pure Value Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,276,120,306
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 6,467,646
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,276,120,306
Total number of portfolio holdings	109
Total advisory fees paid	$6,467,646
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	3.43%
Centene Corp.	2.67%
Ford Motor Co.	2.59%
General Motors Co.	2.39%
Mosaic Co. (The)	2.38%
Bunge Global S.A.	2.26%
Archer-Daniels-Midland Co.	2.21%
Paramount Global, Class B	2.00%
Kroger Co. (The)	2.00%
Tyson Foods, Inc., Class A	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	3.43%
Centene Corp.	2.67%
Ford Motor Co.	2.59%
General Motors Co.	2.39%
Mosaic Co. (The)	2.38%
Bunge Global S.A.	2.26%
Archer-Daniels-Midland Co.	2.21%
Paramount Global, Class B	2.00%
Kroger Co. (The)	2.00%
Tyson Foods, Inc., Class A	1.89%
* Excluding money market fund holdings, if any.

C000197609 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Top 50 ETF
Class Name	Invesco S&P 500® Top 50 ETF
Trading Symbol	XLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Top 50 ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Top 50 ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. The Fund slightly underperformed the S&P 100® Index primarily due to poor security selection results within the information technology, health care, and communication services sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Top 50 Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 13.89%, differed from the return of the Index, 14.13%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Apple, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Energy sector.
Positions | Merck & Co., Inc., a health care company, and Advanced Micro Devices, Inc., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Top 50 ETF — NAV Return	13.89%	16.82%	14.02%
Blended - S&P 500® Top 50 Index	14.13%	17.07%	14.24%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P 100® Index	14.38%	16.77%	13.46%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 100® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 8,180,847,173
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 13,563,665
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$8,180,847,173
Total number of portfolio holdings	54
Total advisory fees paid	$13,563,665
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	11.57%
Microsoft Corp.	10.64%
NVIDIA Corp.	9.66%
Amazon.com, Inc.	6.30%
Meta Platforms, Inc., Class A	4.35%
Berkshire Hathaway, Inc., Class B	3.54%
Alphabet, Inc., Class A	3.36%
Broadcom, Inc.	3.27%
Tesla, Inc.	2.86%
Alphabet, Inc., Class C	2.76%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	11.57%
Microsoft Corp.	10.64%
NVIDIA Corp.	9.66%
Amazon.com, Inc.	6.30%
Meta Platforms, Inc., Class A	4.35%
Berkshire Hathaway, Inc., Class B	3.54%
Alphabet, Inc., Class A	3.36%
Broadcom, Inc.	3.27%
Tesla, Inc.	2.86%
Alphabet, Inc., Class C	2.76%
* Excluding money market fund holdings, if any.

C000197610 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400® GARP ETF
Class Name	Invesco S&P MidCap 400® GARP ETF
Trading Symbol	GRPM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap 400® GARP ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400® GARP ETF	$33	0.35%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. mid cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. The Fund's underperformance relative to the S&P MidCap 400® Index was primarily due to its large overweight to and security selection within the energy sector, which resulted from its growth and value multifactor security selection methodology.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® GARP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -10.33%, differed from the return of the Index, -10.03%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Biotechnology industry, followed by the health care equipment & supplies and banks industries, respectively.
Positions | Lantheus Holdings, Inc., a health care equipment & supplies company, and Halozyme Therapeutics, Inc., a biotechnology company.
What detracted from performance?
Sector Allocations | Oil, gas & consumable fuels industry, followed by the energy equipment & services and textiles apparel & luxury goods industries, respectively.
Positions | Civitas Resources, Inc., an oil, gas & consumable fuels company, and Valaris Ltd., an energy equipment & services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400® GARP ETF — NAV Return	-10.33%	14.83%	8.02%
Blended - Invesco S&P MidCap 400 GARP Benchmark	-10.03%	15.25%	8.44%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P MidCap 400® Index	1.19%	13.34%	8.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 447,653,236
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,811,864
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$447,653,236
Total number of portfolio holdings	63
Total advisory fees paid	$1,811,864
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Celsius Holdings, Inc.	4.16%
Lantheus Holdings, Inc.	3.79%
Halozyme Therapeutics, Inc.	3.54%
Roivant Sciences Ltd.	3.12%
Crocs, Inc.	2.35%
Chord Energy Corp.	2.29%
Permian Resources Corp.	2.25%
Hancock Whitney Corp.	2.24%
Texas Roadhouse, Inc.	2.14%
Murphy USA, Inc.	2.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Celsius Holdings, Inc.	4.16%
Lantheus Holdings, Inc.	3.79%
Halozyme Therapeutics, Inc.	3.54%
Roivant Sciences Ltd.	3.12%
Crocs, Inc.	2.35%
Chord Energy Corp.	2.29%
Permian Resources Corp.	2.25%
Hancock Whitney Corp.	2.24%
Texas Roadhouse, Inc.	2.14%
Murphy USA, Inc.	2.14%
* Excluding money market fund holdings, if any.

C000197611 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400® Pure Growth ETF
Class Name	Invesco S&P MidCap 400® Pure Growth ETF
Trading Symbol	RFG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Growth ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400® Pure Growth ETF	$34	0.35%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. mid cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. The Fund's overweight to energy securities, as well as poor security selection results in the consumer staples and energy sectors, weighed on its performance relative to the S&P MidCap 400® Growth Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Pure Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -6.46%, differed from the return of the Index, -6.11%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Utilities sector, followed by the communication services and information technology sectors, respectively.
Positions | Duolingo, Inc., a consumer discretionary company (no longer held at fiscal year-end), and CNX Resources Corp., an energy company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the health care and consumer discretionary sectors, respectively.
Positions | Celsius Holdings, Inc., a consumer staples company (no longer held at fiscal year-end), and Abercrombie & Fitch Co., Class A, a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400® Pure Growth ETF — NAV Return	-6.46%	11.45%	6.18%
S&P MidCap 400® Pure Growth Index	-6.11%	11.81%	6.50%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P MidCap 400® Growth Index	-2.39%	11.42%	8.38%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Pure Growth Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 271,433,804
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,142,781
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$271,433,804
Total number of portfolio holdings	95
Total advisory fees paid	$1,142,781
Portfolio turnover rate	77%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Roivant Sciences Ltd.	2.47%
Carpenter Technology Corp.	2.30%
Hims & Hers Health, Inc.	2.08%
Comfort Systems USA, Inc.	1.98%
Globus Medical, Inc., Class A	1.87%
Exelixis, Inc.	1.80%
RenaissanceRe Holdings Ltd.	1.67%
EMCOR Group, Inc.	1.62%
Valaris Ltd.	1.62%
Shift4 Payments, Inc., Class A	1.61%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Roivant Sciences Ltd.	2.47%
Carpenter Technology Corp.	2.30%
Hims & Hers Health, Inc.	2.08%
Comfort Systems USA, Inc.	1.98%
Globus Medical, Inc., Class A	1.87%
Exelixis, Inc.	1.80%
RenaissanceRe Holdings Ltd.	1.67%
EMCOR Group, Inc.	1.62%
Valaris Ltd.	1.62%
Shift4 Payments, Inc., Class A	1.61%
* Excluding money market fund holdings, if any.

C000197612 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400® Pure Value ETF
Class Name	Invesco S&P MidCap 400® Pure Value ETF
Trading Symbol	RFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Value ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400® Pure Value ETF	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. mid cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. The Fund's security selection results in the energy sector as well as its large overweight to consumer discretionary securities were headwinds to performance relative to the S&P MidCap 400® Value Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Pure Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 0.26%, differed from the return of the Index, 0.60%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the real estate and industrials sectors, respectively.
Positions | MasTec, Inc., an industrials company (no longer held at fiscal year-end), and Jefferies Financial Group, Inc., a financials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Energy sector, followed by the consumer discretionary and health care sectors, respectively.
Positions | PBF Energy, Inc., Class A, an energy company, and Macy's, Inc., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400® Pure Value ETF — NAV Return	0.26%	20.42%	8.69%
S&P MidCap 400® Pure Value Index	0.60%	20.82%	9.03%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P MidCap 400® Value Index	5.18%	15.07%	7.97%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Pure Value Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 227,541,110
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 961,894
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$227,541,110
Total number of portfolio holdings	88
Total advisory fees paid	$961,894
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Concentrix Corp.	4.51%
Goodyear Tire & Rubber Co. (The)	3.86%
United States Steel Corp.	3.22%
Avnet, Inc.	2.86%
Arrow Electronics, Inc.	2.82%
HF Sinclair Corp.	2.77%
TD SYNNEX Corp.	2.58%
Lear Corp.	2.55%
Cleveland-Cliffs, Inc.	2.27%
Macy's, Inc.	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Concentrix Corp.	4.51%
Goodyear Tire & Rubber Co. (The)	3.86%
United States Steel Corp.	3.22%
Avnet, Inc.	2.86%
Arrow Electronics, Inc.	2.82%
HF Sinclair Corp.	2.77%
TD SYNNEX Corp.	2.58%
Lear Corp.	2.55%
Cleveland-Cliffs, Inc.	2.27%
Macy's, Inc.	2.11%
* Excluding money market fund holdings, if any.

C000197614 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Class Name	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Trading Symbol	RSPD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Discretionary ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, consumer discretionary underperformed the broader market. The Fund's focus on consumer discretionary securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Consumer Discretionary Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 4.26%, differed from the return of the Index, 4.70%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Hotels, restaurants & leisure industry, followed by the specialty retail and automobiles industries, respectively.
Positions | Tesla, Inc., an automobiles company, and Tapestry, Inc., a textile apparel & luxury goods company.
What detracted from performance?
Industry Allocations | Distributors industry, followed by the automobile components industry.
Positions | NIKE, Inc., Class B, a textile apparel & luxury goods company, and Bath & Body Works, Inc., a specialty retail company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Consumer Discretionary ETF — NAV Return	4.26%	13.44%	6.37%
S&P 500® Equal Weight Consumer Discretionary Index	4.70%	13.87%	6.77%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Consumer Discretionary Index	11.34%	11.32%	11.39%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 192,274,949
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,228,981
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$192,274,949
Total number of portfolio holdings	54
Total advisory fees paid	$1,228,981
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Ulta Beauty, Inc.	2.41%
Booking Holdings, Inc.	2.33%
Tesla, Inc.	2.28%
Domino's Pizza, Inc.	2.24%
TJX Cos., Inc. (The)	2.24%
Ross Stores, Inc.	2.20%
O'Reilly Automotive, Inc.	2.17%
McDonald's Corp.	2.14%
AutoZone, Inc.	2.12%
Darden Restaurants, Inc.	2.12%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ulta Beauty, Inc.	2.41%
Booking Holdings, Inc.	2.33%
Tesla, Inc.	2.28%
Domino's Pizza, Inc.	2.24%
TJX Cos., Inc. (The)	2.24%
Ross Stores, Inc.	2.20%
O'Reilly Automotive, Inc.	2.17%
McDonald's Corp.	2.14%
AutoZone, Inc.	2.12%
Darden Restaurants, Inc.	2.12%
* Excluding money market fund holdings, if any.

C000197615 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600® Pure Growth ETF
Class Name	Invesco S&P SmallCap 600® Pure Growth ETF
Trading Symbol	RZG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Growth ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600® Pure Growth ETF	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. small cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. The Fund's security selection results in the health care, consumer staples, and communication services sectors were tailwinds for relative performance versus the S&P SmallCap 600® Growth Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Pure Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 0.47%, differed from the return of the Index, 0.80%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the health care and communication services sectors, respectively.
Positions | TG Therapeutics, Inc., a health care company, and Cinemark Holdings, Inc., a communication services company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the industrials and real estate sectors, respectively.
Positions | Tidewater, Inc., an energy company, and Dave & Buster's Entertainment, Inc., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap 600® Pure Growth ETF — NAV Return	0.47%	10.57%	5.69%
S&P SmallCap 600® Pure Growth Index	0.80%	10.92%	6.02%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P SmallCap 600® Growth Index	-1.50%	10.62%	7.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Pure Growth Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 98,628,960
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 377,890
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$98,628,960
Total number of portfolio holdings	136
Total advisory fees paid	$377,890
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
TG Therapeutics, Inc.	2.35%
Palomar Holdings, Inc.	1.99%
ADMA Biologics, Inc.	1.94%
Protagonist Therapeutics, Inc.	1.89%
Corcept Therapeutics, Inc.	1.86%
DXP Enterprises, Inc.	1.71%
InterDigital, Inc.	1.65%
Cinemark Holdings, Inc.	1.64%
Chefs' Warehouse, Inc. (The)	1.55%
Adtalem Global Education, Inc.	1.51%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TG Therapeutics, Inc.	2.35%
Palomar Holdings, Inc.	1.99%
ADMA Biologics, Inc.	1.94%
Protagonist Therapeutics, Inc.	1.89%
Corcept Therapeutics, Inc.	1.86%
DXP Enterprises, Inc.	1.71%
InterDigital, Inc.	1.65%
Cinemark Holdings, Inc.	1.64%
Chefs' Warehouse, Inc. (The)	1.55%
Adtalem Global Education, Inc.	1.51%
* Excluding money market fund holdings, if any.

C000197616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600® Pure Value ETF
Class Name	Invesco S&P SmallCap 600® Pure Value ETF
Trading Symbol	RZV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Value ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600® Pure Value ETF	$34	0.35%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. small cap equities showed strong performance subsequent to the conclusion of the U.S. election but struggled near the end of the period due to uncertainty regarding global trade and tariff policy. Growth outperformed value. The Fund's overweight to consumer discretionary securities, as well as poor security selection results throughout the consumer discretionary, materials, and real estate sectors, were headwinds to relative performance versus the S&P SmallCap 600® Value Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Pure Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -5.65%, differed from the return of the Index, -5.30%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the communication services and consumer staples sectors, respectively.
Positions | United Natural Foods, Inc., a consumer staples company, and Lumen Technologies, Inc., a communication services company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the materials and energy sectors, respectively.
Positions | Kohl's Corp., a consumer discretionary company, and ODP Corp., a consumer discretionary company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap 600® Pure Value ETF — NAV Return	-5.65%	17.84%	4.84%
S&P SmallCap 600® Pure Value Index	-5.30%	18.26%	5.16%
S&P Composite 1500® Index	11.12%	15.39%	11.95%
S&P SmallCap 600® Value Index	-2.54%	11.96%	6.47%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Pure Value Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 184,627,050
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 830,372
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$184,627,050
Total number of portfolio holdings	148
Total advisory fees paid	$830,372
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
SpartanNash Co.	1.92%
B&G Foods, Inc.	1.73%
ProAssurance Corp.	1.70%
Par Pacific Holdings, Inc.	1.68%
Dana, Inc.	1.68%
World Kinect Corp.	1.65%
Fresh Del Monte Produce, Inc.	1.65%
Viasat, Inc.	1.58%
Titan International, Inc.	1.57%
EZCORP, Inc., Class A	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SpartanNash Co.	1.92%
B&G Foods, Inc.	1.73%
ProAssurance Corp.	1.70%
Par Pacific Holdings, Inc.	1.68%
Dana, Inc.	1.68%
World Kinect Corp.	1.65%
Fresh Del Monte Produce, Inc.	1.65%
Viasat, Inc.	1.58%
Titan International, Inc.	1.57%
EZCORP, Inc., Class A	1.53%
* Excluding money market fund holdings, if any.

C000197618 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dow Jones Industrial Average Dividend ETF
Class Name	Invesco Dow Jones Industrial Average Dividend ETF
Trading Symbol	DJD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dow Jones Industrial Average Dividend ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dow Jones Industrial Average Dividend ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities began the period with strong performance but experienced a more challenging environment near the end of the period due to uncertainty regarding global trade and tariff policy. Despite notable headwinds from significant underweights to the information technology and communications services sectors, the Fund demonstrated relative outperformance versus the Dow Jones Industrial Average Index due to strong security selection results in the industrials, information technology, and communication services sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dow Jones Industrial Average Yield Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 11.91%, differed from the return of the Index, 12.01%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the financials and information technology sectors, respectively.
Positions | 3M Co., an industrials company, and International Business Machines Corp., an information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials and energy sectors, respectively.
Positions | Merck & Co., Inc., a health care company, and NIKE, Inc., Class B, a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (12/16/15)
Invesco Dow Jones Industrial Average Dividend ETF — NAV Return	11.91%	12.46%	11.02%
Dow Jones Industrial Average Yield Weighted Index	12.01%	12.55%	11.16%
S&P Composite 1500® Index	11.12%	15.39%	12.77%
Dow Jones Industrial Average Index	9.48%	13.05%	11.66%

Performance Inception Date	Dec. 16, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Dow Jones Industrial Average Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 333,616,824
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 221,877
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$333,616,824
Total number of portfolio holdings	29
Total advisory fees paid	$221,877
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	11.66%
Chevron Corp.	6.85%
Merck & Co., Inc.	5.80%
Coca-Cola Co. (The)	5.51%
Johnson & Johnson	5.29%
Amgen, Inc.	5.26%
International Business Machines Corp.	4.73%
McDonald's Corp.	4.49%
Cisco Systems, Inc.	4.48%
Home Depot, Inc. (The)	4.36%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	11.66%
Chevron Corp.	6.85%
Merck & Co., Inc.	5.80%
Coca-Cola Co. (The)	5.51%
Johnson & Johnson	5.29%
Amgen, Inc.	5.26%
International Business Machines Corp.	4.73%
McDonald's Corp.	4.49%
Cisco Systems, Inc.	4.48%
Home Depot, Inc. (The)	4.36%
* Excluding money market fund holdings, if any.

C000197620 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Zacks Mid-Cap ETF
Class Name	Invesco Zacks Mid-Cap ETF
Trading Symbol	CZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Zacks Mid-Cap ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Zacks Mid-Cap ETF	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. mid cap equities finished the period with positive returns, outperforming their smaller cap peers, and underperforming large caps. The Fund underperformed the Russell Midcap® Index primarily due to poor security selection within the industrials and health care sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Zacks Mid-Cap Core Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts that represent securities in the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 5.60%, differed from the return of the Index, 6.36%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities and information technology sectors, respectively.
Positions | Entergy Corp., a utilities company (no longer held at fiscal year-end) and Hartford Insurance Group, Inc., a financials company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials and industrials sectors, respectively.
Positions | LyondellBasell Industries N.V., a materials company, and Brown-Forman Corp., Class B, a consumer staples company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Zacks Mid-Cap ETF — NAV Return	5.60%	13.40%	8.59%
Zacks Mid-Cap Core Index	6.36%	14.21%	9.34%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell Midcap® Index	7.33%	12.96%	8.81%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 179,405,994
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 988,034
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$179,405,994
Total number of portfolio holdings	103
Total advisory fees paid	$988,034
Portfolio turnover rate	112%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Hartford Insurance Group, Inc. (The)	2.24%
Constellation Brands, Inc., Class A	2.20%
Extra Space Storage, Inc.	2.01%
Brown & Brown, Inc.	2.01%
Wabtec Corp.	2.01%
Willis Towers Watson PLC	1.97%
Centene Corp.	1.93%
AvalonBay Communities, Inc.	1.92%
Nutrien Ltd.	1.91%
DTE Energy Co.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Hartford Insurance Group, Inc. (The)	2.24%
Constellation Brands, Inc., Class A	2.20%
Extra Space Storage, Inc.	2.01%
Brown & Brown, Inc.	2.01%
Wabtec Corp.	2.01%
Willis Towers Watson PLC	1.97%
Centene Corp.	1.93%
AvalonBay Communities, Inc.	1.92%
Nutrien Ltd.	1.91%
DTE Energy Co.	1.89%
* Excluding money market fund holdings, if any.

C000197621 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Zacks Multi-Asset Income ETF
Class Name	Invesco Zacks Multi-Asset Income ETF
Trading Symbol	CVY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Zacks Multi-Asset Income ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Zacks Multi-Asset Income ETF	$72	0.71%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%	[17]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, high dividend paying equities underperformed the broader market. The Fund's focus on income led to a significant overweight to a struggling energy sector and an underweight to an above average performing information technology sector. In the first quarter of 2025, there were signs of this trend reversing, but we believe a return to risk assets may cause this headwind to resume.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Zacks Multi-Asset Income Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts that represent securities in the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 1.97%, differed from the return of the Index, 2.41%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sector Allocations | Financials sector, followed by the real estate sector.
Positions | Banco BBVA Argentina S.A., ADR, a financials company (no longer held at fiscal year-end) and Synchrony Financial, a financials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Energy sector followed by the materials and consumer discretionary sectors, respectively.
Positions | PBF Energy, Inc., Class A, an energy company and Cenovus Energy, Inc., an energy company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Zacks Multi-Asset Income ETF — NAV Return	1.97%	13.43%	5.02%
Zacks Multi-Asset Income Index	2.41%	13.84%	5.54%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 106,553,174
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 573,754
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$106,553,174
Total number of portfolio holdings	152
Total advisory fees paid	$573,754
Portfolio turnover rate	115%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Itau Unibanco Holding S.A., ADR	1.30%
Alliance Resource Partners L.P.	1.26%
Signet Jewelers Ltd.	1.23%
Kroger Co. (The)	1.18%
Cigna Group (The)	1.16%
Nuveen Preferred & Income Opportunities Fund	1.14%
Bunge Global S.A.	1.13%
Nuveen Floating Rate Income Fund	1.13%
AT&T, Inc., Series C, Pfd., 4.75%	1.12%
Hartford Insurance Group, Inc. (The)	1.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Itau Unibanco Holding S.A., ADR	1.30%
Alliance Resource Partners L.P.	1.26%
Signet Jewelers Ltd.	1.23%
Kroger Co. (The)	1.18%
Cigna Group (The)	1.16%
Nuveen Preferred & Income Opportunities Fund	1.14%
Bunge Global S.A.	1.13%
Nuveen Floating Rate Income Fund	1.13%
AT&T, Inc., Series C, Pfd., 4.75%	1.12%
Hartford Insurance Group, Inc. (The)	1.12%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000197622 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg Analyst Rating Improvers ETF
Class Name	Invesco Bloomberg Analyst Rating Improvers ETF
Trading Symbol	UPGD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Bloomberg Analyst Rating Improvers ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg Analyst Rating Improvers ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. equities had strong performance in the beginning with a more challenging environment at the end due to uncertainty regarding global trade and tariff policy. During the period, companies included in the Bloomberg ANR Improvers Index pursuant to the proprietary security selection methodology generally underperformed the broader stock market, although certain holdings performed well relative to the S&P MidCap 400® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg ANR Improvers Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.15%, differed from the return of the Index, 6.92%, primarily due to income received from the securities lending program in which the Fund participates, partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations | Utilities sector, followed by the communication services and information technology sectors, respectively.
Positions | Palantir Technologies, Inc., Class A, an information technology company (no longer held at fiscal year-end), and Carvana Co., a consumer discretionary company.
What detracted from performance?
Sector Allocations | Materials sector, followed by the consumer staples sector.
Positions | Dollar Tree, Inc., a consumer staples company (no longer held at fiscal year-end), and UiPath, Inc., Class A, an information technology company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg Analyst Rating Improvers ETF — NAV Return	7.15%	15.73%	7.35%
Blended - Invesco Bloomberg Analyst Rating Improvers ETF Benchmark	6.92%	16.33%	8.00%
Russell 3000® Index	11.40%	15.12%	11.68%
S&P MidCap 400® Index	1.19%	13.34%	8.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Material Change Date	Mar. 25, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 103,554,187
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 442,822
Investment Company Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$103,554,187
Total number of portfolio holdings	53
Total advisory fees paid	$442,822
Portfolio turnover rate	191%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Consolidated Edison, Inc.	2.52%
Okta, Inc.	2.46%
Fair Isaac Corp.	2.41%
Northrop Grumman Corp.	2.39%
Lockheed Martin Corp.	2.35%
Kroger Co. (The)	2.35%
Exelon Corp.	2.34%
Albertson's Cos., Inc., Class A	2.28%
WEC Energy Group, Inc.	2.25%
Verizon Communications, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Consolidated Edison, Inc.	2.52%
Okta, Inc.	2.46%
Fair Isaac Corp.	2.41%
Northrop Grumman Corp.	2.39%
Lockheed Martin Corp.	2.35%
Kroger Co. (The)	2.35%
Exelon Corp.	2.34%
Albertson's Cos., Inc., Class A	2.28%
WEC Energy Group, Inc.	2.25%
Verizon Communications, Inc.	2.23%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on March 25, 2024.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on March 25, 2024.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000197623 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Spin-Off ETF
Class Name	Invesco S&P Spin-Off ETF
Trading Symbol	CSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P Spin-Off ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Spin-Off ETF	$68	0.65%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%	[18]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, spin-off activity has generally performed well, with increased scale and complexity. The U.S. saw an increase in spin-off initial public offerings in 2024, doubling 2023 figures. 2025 seems to be carrying that momentum forward, with some analysts predicting a record year for spin-off activity. Security selection within the energy and materials sectors created a tailwind to Fund performance relative to the Russell Midcap® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P U.S. Spin-Off Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.70%, differed from the return of the Index, 8.30%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the utilities and energy sectors, respectively.
Positions | GE Vernova, Inc., an industrials company, and Constellation Energy Corp., a utilities company.
What detracted from performance?
Sector Allocations | Health care sector.
Positions | Fortrea Holdings, Inc., a health care company, and SanDisk Corp., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Spin-Off ETF — NAV Return	7.70%	17.17%	5.62%
Blended - S&P U.S. Spin-Off Index	8.30%	17.87%	6.20%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell Midcap® Index	7.33%	12.96%	8.81%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 61,700,923
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 316,501
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$61,700,923
Total number of portfolio holdings	34
Total advisory fees paid	$316,501
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	8.24%
GE HealthCare Technologies, Inc.	7.85%
Veralto Corp.	7.64%
Constellation Energy Corp.	7.53%
DT Midstream, Inc.	6.26%
Kyndryl Holdings, Inc.	4.89%
Crane Co.	4.74%
ESAB Corp.	4.45%
Knife River Corp.	4.43%
Solventum Corp.	4.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	8.24%
GE HealthCare Technologies, Inc.	7.85%
Veralto Corp.	7.64%
Constellation Energy Corp.	7.53%
DT Midstream, Inc.	6.26%
Kyndryl Holdings, Inc.	4.89%
Crane Co.	4.74%
ESAB Corp.	4.45%
Knife River Corp.	4.43%
Solventum Corp.	4.20%
* Excluding money market fund holdings, if any.

C000197625 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Consumer Staples ETF
Class Name	Invesco S&P 500® Equal Weight Consumer Staples ETF
Trading Symbol	RSPS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Staples ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Consumer Staples ETF	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, consumer staples outperformed the broader market. However, the Fund's equal weighting methodology caused it to have greater exposure to some smaller capitalization consumer staples securities compared to their representation in the S&P 500® Index, which created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Consumer Staples Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -2.21%, differed from the return of the Index, -1.82%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Tobacco industry, followed by the consumer staples distribution & retail and household products industries, respectively.
Positions | Philip Morris International, Inc., a tobacco company, and Walmart, Inc., a consumer staples distribution & retail company.
What detracted from performance?
Industry Allocations | Food products industry, followed by the personal care products and beverages industries, respectively.
Positions | Estee Lauder Cos., Inc. (The), Class A, a personal care products company, and Target Corp., a consumer staples distribution & retail company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Consumer Staples ETF — NAV Return	-2.21%	5.23%	6.01%
S&P 500® Equal Weight Consumer Staples Index	-1.82%	5.66%	6.45%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Consumer Staples Index	14.84%	11.49%	9.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 270,257,617
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,322,135
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$270,257,617
Total number of portfolio holdings	41
Total advisory fees paid	$1,322,135
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Dollar Tree, Inc.	3.40%
Dollar General Corp.	3.23%
Walmart, Inc.	2.95%
Philip Morris International, Inc.	2.92%
Kroger Co. (The)	2.87%
Monster Beverage Corp.	2.85%
Bunge Global S.A.	2.78%
Costco Wholesale Corp.	2.76%
Keurig Dr Pepper, Inc.	2.72%
Mondelez International, Inc., Class A	2.71%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Dollar Tree, Inc.	3.40%
Dollar General Corp.	3.23%
Walmart, Inc.	2.95%
Philip Morris International, Inc.	2.92%
Kroger Co. (The)	2.87%
Monster Beverage Corp.	2.85%
Bunge Global S.A.	2.78%
Costco Wholesale Corp.	2.76%
Keurig Dr Pepper, Inc.	2.72%
Mondelez International, Inc., Class A	2.71%
* Excluding money market fund holdings, if any.

C000197627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Energy ETF
Class Name	Invesco S&P 500® Equal Weight Energy ETF
Trading Symbol	RSPG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Energy ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Energy ETF	$38	0.40%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, energy underperformed the broader market. The Fund's focus on energy securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Energy Plus Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -12.14%, differed from the return of the Index, -11.75%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | No industries contributed to the Fund's performance during the period.
Positions | Williams Cos., Inc. (The), an oil, gas & consumable fuels company, and Targa Resources Corp., an oil, gas & consumable fuels company.
What detracted from performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the energy equipment & services industry.
Positions | APA Corp., an oil & gas consumable fuels company, and Halliburton Co., an energy equipment & services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Energy ETF — NAV Return	-12.14%	23.70%	2.23%
Custom Invesco S&P 500 Equal Weight Energy ETF Benchmark	-11.75%	24.24%	2.60%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Energy Index	-10.81%	21.28%	4.02%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 415,617,412
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 2,146,467
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$415,617,412
Total number of portfolio holdings	25
Total advisory fees paid	$2,146,467
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Williams Cos., Inc. (The)	5.22%
EQT Corp.	5.07%
Marathon Petroleum Corp.	5.03%
Kinder Morgan, Inc.	4.97%
Exxon Mobil Corp.	4.86%
Texas Pacific Land Corp.	4.80%
Valero Energy Corp.	4.65%
Targa Resources Corp.	4.58%
ConocoPhillips	4.57%
Coterra Energy, Inc.	4.52%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Williams Cos., Inc. (The)	5.22%
EQT Corp.	5.07%
Marathon Petroleum Corp.	5.03%
Kinder Morgan, Inc.	4.97%
Exxon Mobil Corp.	4.86%
Texas Pacific Land Corp.	4.80%
Valero Energy Corp.	4.65%
Targa Resources Corp.	4.58%
ConocoPhillips	4.57%
Coterra Energy, Inc.	4.52%
* Excluding money market fund holdings, if any.

C000197628 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight ETF
Class Name	Invesco S&P 500® Equal Weight ETF
Trading Symbol	RSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. The Fund's equal weighting methodology led to lower exposure to mega cap stocks within the S&P 500® Index which created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.69%, differed from the return of the Index, 6.91%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the utilities and industrials sectors, respectively.
Positions | Palantir Technologies, Inc., Class A, an information technology company, and GE Vernova, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Energy sector, followed by the materials and health care sectors, respectively.
Positions | Moderna, Inc., a health care company, and Estee Lauder Cos., Inc. (The), Class A, a consumer staples company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight ETF — NAV Return	6.69%	13.82%	9.44%
S&P 500® Equal Weight Index	6.91%	14.05%	9.70%
S&P 500® Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 69,750,494,563
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 131,186,297
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$69,750,494,563
Total number of portfolio holdings	507
Total advisory fees paid	$131,186,297
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	0.28%
Dollar Tree, Inc.	0.27%
Dollar General Corp.	0.25%
Cadence Design Systems, Inc.	0.25%
GE Vernova, Inc.	0.25%
CrowdStrike Holdings, Inc., Class A	0.25%
Mosaic Co. (The)	0.25%
Netflix, Inc.	0.25%
Amphenol Corp., Class A	0.25%
Newmont Corp.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	0.28%
Dollar Tree, Inc.	0.27%
Dollar General Corp.	0.25%
Cadence Design Systems, Inc.	0.25%
GE Vernova, Inc.	0.25%
CrowdStrike Holdings, Inc., Class A	0.25%
Mosaic Co. (The)	0.25%
Netflix, Inc.	0.25%
Amphenol Corp., Class A	0.25%
Newmont Corp.	0.24%
* Excluding money market fund holdings, if any.

C000197629 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Financials ETF
Class Name	Invesco S&P 500® Equal Weight Financials ETF
Trading Symbol	RSPF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Financials ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Financials ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, financials outperformed the broader market. The Fund's focus on financials securities created a performance tailwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Financials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 17.21%, differed from the return of the Index, 17.71%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Capital markets industry, followed by the insurance and banks industries, respectively.
Positions | Globe Life, Inc., an insurance company, and Discover Financial Services, a consumer finance company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Global Payments, Inc., a financial services company, and Erie Indemnity Co., Class A, an insurance company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Financials ETF — NAV Return	17.21%	16.86%	10.61%
S&P 500® Equal Weight Financials Index	17.71%	17.33%	11.10%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Financials Index	22.82%	18.77%	11.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 296,751,197
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,162,260
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$296,751,197
Total number of portfolio holdings	76
Total advisory fees paid	$1,162,260
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
W.R. Berkley Corp.	1.60%
Fidelity National Information Services, Inc.	1.59%
Discover Financial Services	1.53%
Charles Schwab Corp. (The)	1.50%
CME Group, Inc., Class A	1.48%
Berkshire Hathaway, Inc., Class B	1.47%
JPMorgan Chase & Co.	1.47%
MarketAxess Holdings, Inc.	1.47%
Cboe Global Markets, Inc.	1.46%
Hartford Insurance Group, Inc. (The)	1.45%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
W.R. Berkley Corp.	1.60%
Fidelity National Information Services, Inc.	1.59%
Discover Financial Services	1.53%
Charles Schwab Corp. (The)	1.50%
CME Group, Inc., Class A	1.48%
Berkshire Hathaway, Inc., Class B	1.47%
JPMorgan Chase & Co.	1.47%
MarketAxess Holdings, Inc.	1.47%
Cboe Global Markets, Inc.	1.46%
Hartford Insurance Group, Inc. (The)	1.45%
* Excluding money market fund holdings, if any.

C000197630 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Health Care ETF
Class Name	Invesco S&P 500® Equal Weight Health Care ETF
Trading Symbol	RSPH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Health Care ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Health Care ETF	$39	0.40%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, health care underperformed the broader market. The Fund's focus on health care securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Health Care Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -2.99%, differed from the return of the Index, -2.60%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Health care providers & services industry, followed by the pharmaceuticals industry.
Positions | Gilead Sciences, Inc., a biotechnology company, and Boston Scientific Corp., a health care equipment & supplies company.
What detracted from performance?
Industry Allocations | Life sciences tools & services industry, followed by the biotechnology and health care equipment & supplies industries, respectively.
Positions | Moderna, Inc., a biotechnology company, and Charles River Laboratories International, Inc., a life sciences tools & services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Health Care ETF — NAV Return	-2.99%	6.67%	7.11%
S&P 500® Equal Weight Health Care Index	-2.60%	7.10%	7.53%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Health Care Index	1.86%	8.90%	8.88%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 759,204,353
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 3,548,806
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$759,204,353
Total number of portfolio holdings	63
Total advisory fees paid	$3,548,806
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	1.98%
Cardinal Health, Inc.	1.91%
McKesson Corp.	1.91%
HCA Healthcare, Inc.	1.89%
Edwards Lifesciences Corp.	1.89%
Eli Lilly and Co.	1.88%
Cigna Group (The)	1.88%
ResMed, Inc.	1.85%
Quest Diagnostics, Inc.	1.84%
Boston Scientific Corp.	1.83%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cencora, Inc.	1.98%
Cardinal Health, Inc.	1.91%
McKesson Corp.	1.91%
HCA Healthcare, Inc.	1.89%
Edwards Lifesciences Corp.	1.89%
Eli Lilly and Co.	1.88%
Cigna Group (The)	1.88%
ResMed, Inc.	1.85%
Quest Diagnostics, Inc.	1.84%
Boston Scientific Corp.	1.83%
* Excluding money market fund holdings, if any.

C000197631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Industrials ETF
Class Name	Invesco S&P 500® Equal Weight Industrials ETF
Trading Symbol	RSPN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Industrials ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Industrials ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, industrials underperformed the broader market. The Fund's focus on industrials securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Industrials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.80%, differed from the return of the Index, 8.25%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Aerospace & defense industry, followed by commercial services & supplies and professional services industries, respectively.
Positions | GE Vernova, Inc., an electrical equipment company, and Howmet Aerospace, Inc., an aerospace & defense company.
What detracted from performance?
Industry Allocations | Machinery industry, followed by the air freight & logistics and ground transportation industries, respectively.
Positions | Amentum Holdings, Inc., a professional services company (no longer held at fiscal year-end), and United Parcel Service, Inc., Class B, an air freight & logistics company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Industrials ETF — NAV Return	7.80%	18.52%	11.93%
S&P 500® Equal Weight Industrials Index	8.25%	19.00%	12.37%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Industrials Index	9.78%	17.34%	10.84%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 576,860,598
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,574,825
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$576,860,598
Total number of portfolio holdings	81
Total advisory fees paid	$2,574,825
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	1.58%
Huntington Ingalls Industries, Inc.	1.53%
Quanta Services, Inc.	1.50%
Boeing Co. (The)	1.47%
Copart, Inc.	1.47%
Uber Technologies, Inc.	1.45%
Rollins, Inc.	1.44%
Trane Technologies PLC	1.44%
Allegion PLC	1.43%
Leidos Holdings, Inc.	1.41%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	1.58%
Huntington Ingalls Industries, Inc.	1.53%
Quanta Services, Inc.	1.50%
Boeing Co. (The)	1.47%
Copart, Inc.	1.47%
Uber Technologies, Inc.	1.45%
Rollins, Inc.	1.44%
Trane Technologies PLC	1.44%
Allegion PLC	1.43%
Leidos Holdings, Inc.	1.41%
* Excluding money market fund holdings, if any.

C000197632 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Materials ETF
Class Name	Invesco S&P 500® Equal Weight Materials ETF
Trading Symbol	RSPM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Materials ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Materials ETF	$38	0.40%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, materials underperformed the broader market. The Fund's focus on materials securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Materials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, -8.96%, differed from the return of the Index, -8.63%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | No industries contributed to the Fund's performance during the period.
Positions | Newmont Corp., a metals & mining company, and International Paper Co., a containers & packaging company.
What detracted from performance?
Industry Allocations | Chemicals industry, followed by the containers & packaging industry.
Positions | Celanese Corp., a chemicals company (no longer held at fiscal year-end), and Albemarle Corp., a chemicals company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Materials ETF — NAV Return	-8.96%	12.50%	7.69%
S&P 500® Equal Weight Materials Index	-8.63%	12.91%	8.10%
S&P 500® Index	12.10%	15.61%	12.32%
S&P 500® Materials Index	-3.28%	12.36%	7.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 172,678,020
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 999,110
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$172,678,020
Total number of portfolio holdings	29
Total advisory fees paid	$999,110
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Mosaic Co. (The)	4.83%
Newmont Corp.	4.74%
Vulcan Materials Co.	4.53%
Martin Marietta Materials, Inc.	4.43%
Corteva, Inc.	4.13%
Steel Dynamics, Inc.	4.11%
Ball Corp.	3.98%
CF Industries Holdings, Inc.	3.96%
Sherwin-Williams Co. (The)	3.96%
Linde PLC	3.94%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mosaic Co. (The)	4.83%
Newmont Corp.	4.74%
Vulcan Materials Co.	4.53%
Martin Marietta Materials, Inc.	4.43%
Corteva, Inc.	4.13%
Steel Dynamics, Inc.	4.11%
Ball Corp.	3.98%
CF Industries Holdings, Inc.	3.96%
Sherwin-Williams Co. (The)	3.96%
Linde PLC	3.94%
* Excluding money market fund holdings, if any.

C000205462 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Communication Services ETF
Class Name	Invesco S&P 500® Equal Weight Communication Services ETF
Trading Symbol	RSPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Communication Services ETF (the “Fund”) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Communication Services ETF	$45	0.40%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2025, U.S. large-cap equities saw significant growth and volatility. Technology stocks were a significant driver of return for the S&P 500® Index in the period due to strong earnings. However, market volatility increased towards the second half of the fiscal year, as a result of aggressive tariffs from the Trump administration. During the period, communication services outperformed the broader market. The Fund's focus on communication services securities created a performance tailwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Communication Services Plus Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2025, the Fund's performance, on a net asset value ("NAV") basis, 27.06%, differed from the return of the Index, 27.57%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Entertainment industry, followed by the diversified telecommunication services and media industries, respectively.
Positions | Netflix, Inc., an entertainment company, and AT&T, Inc., a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Walt Disney Co. (The), an entertainment company, and Interpublic Group of Cos., Inc. (The), a media company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/7/18)
Invesco S&P 500® Equal Weight Communication Services ETF — NAV Return	27.06%	10.27%	6.31%
S&P 500® Equal Weight Communication Services Plus Index	27.57%	10.68%	6.71%
S&P 500® Index	12.10%	15.61%	12.96%
S&P 500 Communication Services Index	16.83%	14.56%	13.29%

Performance Inception Date	Nov. 07, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 60,533,690
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 222,617
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$60,533,690
Total number of portfolio holdings	28
Total advisory fees paid	$222,617
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Netflix, Inc.	5.51%
Take-Two Interactive Software, Inc.	5.08%
Charter Communications, Inc., Class A	5.02%
TKO Group Holdings, Inc.	4.95%
New York Times Co. (The), Class A	4.86%
AT&T, Inc.	4.82%
Live Nation Entertainment, Inc.	4.82%
Electronic Arts, Inc.	4.77%
Verizon Communications, Inc.	4.63%
Paramount Global, Class B	4.53%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Netflix, Inc.	5.51%
Take-Two Interactive Software, Inc.	5.08%
Charter Communications, Inc., Class A	5.02%
TKO Group Holdings, Inc.	4.95%
New York Times Co. (The), Class A	4.86%
AT&T, Inc.	4.82%
Live Nation Entertainment, Inc.	4.82%
Electronic Arts, Inc.	4.77%
Verizon Communications, Inc.	4.63%
Paramount Global, Class B	4.53%
* Excluding money market fund holdings, if any.

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